UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6310
Legg Mason Partners Variable Portfolios II
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004 (Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2006
ITEM 1. REPORT TO STOCKHOLDERS.
     The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT JUNE 30, 2006	Legg Mason Partners
Variable Portfolios II
Legg Mason Partners
  Variable Diversified
  Strategic Income Portfolio

Legg Mason Partners
  Variable Equity Index
  Portfolio

Legg Mason Partners
  Variable Growth and
  Income Portfolio

Legg Mason Partners
  Variable Aggressive
Growth Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED •NO BANK GUARANTEE •MAY LOSE VALUE

Legg Mason Partners Variable Portfolios II

Semi-Annual Report • June 30, 2006

What’s
Inside

Letter from the Chairman	I

Fund at a Glance:

Legg Mason Partners Variable Diversified Strategic Income Portfolio	1

Legg Mason Partners Variable Equity Index Portfolio	2

Legg Mason Partners Variable Growth and Income Portfolio	3

Legg Mason Partners Variable Aggressive Growth Portfolio	4

Fund Expenses	5

Schedules of Investments	7

Statements of Assets and Liabilities	48

Statements of Operations	49

Statements of Changes in Net Assets	50

Financial Highlights	54

Notes to Financial Statements	60

Board Approval of Management and Subadvisory Agreements	75

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy appeared to be on solid footing during the six-month reporting period. After gross domestic product (“GDP”)[i] rose 1.7% in the fourth quarter of 2005 — the first quarter in which GDP growth did not surpass 3.0% in nearly three years — the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. In the second quarter 2006, GDP growth was a more modest 2.5%, according to the Commerce Department’s initial reading for the period. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.
The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. Coinciding with its latest rate hike in June 2006, the Fed said: “The extent and timing of any additional firming...will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”

For the six-month period ended June 30, 2006, the U.S. stock market produced positive returns, with the S&P 500 Indexiv returning 2.71%. While the economy expanded and corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures and the potential for additional Fed rate hikes tempered returns.
Looking at the market more closely, small-cap stocks outperformed their mid-and large-cap counterparts, with the Russell 2000[v], Russell Midcapvi and Russell 1000vii Indexes returning 8.21%, 4.84% and 2.76%, respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 6.90% and -0.32%, respectively, over the reporting period.
Legg Mason Partners Variable Portfolios II      I

Performance Snapshot as of June 30, 2006 (unaudited)

6 Months

Variable Diversified Strategic Income Portfolio[1]	-0.55%

Lehman Brothers U.S. Aggregate Bond Index	-0.72%

Lipper Variable General Bond Funds Category Average	0.09%

Variable Equity Index Portfolio[1] — Class I Shares	2.54%

Variable Equity Index Portfolio[1] — Class II Shares	2.44%

S&P 500 Index	2.71%

Lipper Variable S&P 500 Index Objective Funds Category Average	2.54%

Variable Growth and Income Portfolio[1]	0.99%

S&P 500 Index	2.71%

Russell 1000 Index	2.76%

Lipper Variable Large-Cap Core Funds Category Average	1.25%

Variable Aggressive Growth Portfolio[1] — Class I Shares	1.37%

Variable Aggressive Growth Portfolio[1] — Class II Shares	1.26%

Russell 3000 Growth Index	-0.32%

Lipper Variable Multi-Cap Growth Funds Category Average	-0.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all fund expenses.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006 and include the reinvestment of all distributions, including returns of capital, if any. Returns were calculated among the 52 funds in the variable general bond funds category. Returns were calculated among the 55 funds in the variable S&P 500 index objective funds category. Returns were calculated among the 222 funds in the variable large-cap core funds category. Returns were calculated among the 140 funds in the variable multi-cap growth funds category.

[1]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
II     Legg Mason Partners Variable Portfolios II

Legg Mason Partners Variable Diversified Strategic Income Portfolio2
Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) as the Fund’s subadvisers effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason.
During the reporting period, management of the Fund was assumed by a team of investment professionals from Western Asset and Western Asset Limited. The Fund’s portfolio managers include S. Kenneth Leech, Stephen A. Walsh, Carl L. Eichstaedt, Edward A. Moody and Mark Lindbloom from Western Asset and Detlev Schlichter and Andres Sanchez-Balcazar from Western Asset Limited.
The Fund was formerly known as Greenwich Street Series — Diversified Strategic Income Portfolio.
Performance Update

For the six months ended June 30, 2006, the Fund returned -0.55%. These shares outperformed the Fund’s unmanaged benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned -0.72% for the same period. The

[2]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
Legg Mason Partners Variable Portfolios II      III

Lipper Variable General Bond Funds Category Average[3] increased 0.09% over the same time frame.

Legg Mason Partners Variable Equity Index Portfolio4
Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

During the reporting period, Charles Ko and Michael Soares, portfolio managers of Batterymarch Financial Management, Inc. (“Batterymarch”), assumed management of the Fund. Batterymarch is a wholly-owned subsidiary of Legg Mason.
The Fund was formerly known as Greenwich Street Series — Equity Index Portfolio.
Performance Update

For the six months ended June 30, 2006, Class I shares returned 2.54%. These shares underperformed the Fund’s unmanaged benchmark, the S&P 500 Index, which returned 2.71% for the same period. The Lipper Variable S&P 500

[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006 including the reinvestment of dividends and capital gains distributions, if any, calculated among the 52 funds in the Fund’s Lipper category.

[4]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
IV     Legg Mason Partners Variable Portfolios II

Index Objective Funds Category Average[5] increased 2.54% over the same time frame.

Legg Mason Partners Variable Growth and Income Portfolio6
Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Fund’s subadviser effective August 1, 2006. The portfolio manager who is responsible for the day-to-day management of the Fund remains the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.
Michael Kagan, a portfolio manager of CAM N.A., is responsible for the day-to-day management of the Fund.
The Fund’s Board has also approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities assumed, by the Legg Mason Partners Variable Appreciation Portfolio (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to Fund shareholders. Proxy materials describing the reorganization, and other initiatives requiring shareholder approval, are expected to be sent to shareholders later in 2006.

[5]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 55 funds in the Fund’s Lipper category.

[6]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
Legg Mason Partners Variable Portfolios II      V

If shareholder approval is obtained, Fund actions are generally expected to be implemented during 2007.
The Fund was formerly known as Salomon Brothers Variable Growth and Income Fund.

Performance Update

For the six months ended June 30, 2006, the Fund returned 0.99%. In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index and the Russell 1000 Index, returned 2.71% and 2.76%, respectively, for the same period. The Lipper Variable Large-Cap Core Funds Category Average[7] increased 1.25% over the same time frame.
Legg Mason Partners Variable Aggressive Growth Portfolio8
Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Fund’s subadviser effective August 1, 2006. The portfolio manager who is responsible for the day-to-day management of the Fund remains the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.
The Fund’s Board has also approved a reorganization pursuant to which the Fund’s assets would be acquired, and

[7]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 222 funds in the Fund’s Lipper category.

[8]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
VI     Legg Mason Partners Variable Portfolios II

its liabilities assumed, by the Legg Mason Partners Variable Portfolios III — Legg Mason Partners Variable Aggressive Growth Portfolio (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to Fund shareholders. Proxy materials describing the reorganization, and other initiatives requiring shareholder approval, are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, Fund actions are generally expected to be implemented during 2007.
The Fund was formerly known as Salomon Brothers Variable Aggressive Growth Fund.

Performance Update

For the six months ended June 30, 2006, Class I shares returned 1.37%. The Fund outperformed its unmanaged benchmark, the Russell 3000 Growth Index, which returned -0.32% for the same period. The Lipper Variable Multi-Cap Growth Funds Category Average[9] decreased 0.68%.
Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

[9]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 140 funds in the Fund’s Lipper category, and excluding sales charges.
Legg Mason Partners Variable Portfolios II      VII

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you to meet your financial goals.

Sincerely,
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
July 28, 2006
VIII     Legg Mason Partners Variable Portfolios II

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS:
Variable Diversified Strategic Income Portfolio: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.
Variable Equity Index Portfolio: The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.
Variable Growth and Income Portfolio: As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.
Variable Aggressive Growth Portfolio: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Please see the Fund’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Legg Mason Partners Variable Portfolios II      IX

(This page intentionally left blank.)

Fund at a Glance (unaudited)
Legg Mason Partners Variable Diversified Strategic Income Portfolio

Investment Breakdown
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      1

Fund at a Glance (unaudited) (continued)
Legg Mason Partners Variable Equity Index Portfolio

Investment Breakdown
2     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Fund at a Glance (unaudited) (continued)
Legg Mason Partners Variable Growth and Income Portfolio

Investment Breakdown
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      3

Fund at a Glance (unaudited) (continued)
Legg Mason Partners Variable Aggressive Growth Portfolio

Investment Breakdown
4     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Fund Expenses (unaudited)
Example
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Legg Mason Partners Variable Diversified Strategic Income Portfolio — Class I	(0.55)%	$1,000.00	$994.50	0.72%	$3.56

Legg Mason Partners Variable Equity Index Portfolio
Class I	2.54	1,000.00	1,025.40	0.33	1.66
Class II	2.44	1,000.00	1,024.40	0.58	2.91

Legg Mason Partners Variable Growth and Income Portfolio
Class I	0.99	1,000.00	1,009.90	1.13	5.63

Legg Mason Partners Variable Aggressive Growth Portfolio
Class I	1.37	1,000.00	1,013.70	0.83	4.14
Class II	1.26	1,000.00	1,012.60	1.09	5.44

(1)	For the six months ended June 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Funds’ or class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      5

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Legg Mason Partners Variable Diversified Strategic Income Portfolio — Class I	5.00%	$1,000.00	$1,021.22	0.72%	$3.61

Legg Mason Partners Variable Equity Index Portfolio
Class I	5.00	1,000.00	1,023.16	0.33	1.66
Class II	5.00	1,000.00	1,021.92	0.58	2.91

Legg Mason Partners Variable Growth and Income Portfolio
Class I	5.00	1,000.00	1,019.19	1.13	5.66

Legg Mason Partners Variable Aggressive Growth Portfolio
Class I	5.00	1,000.00	1,020.68	0.83	4.16
Class II	5.00	1,000.00	1,019.39	1.09	5.46

(1)	For the six months ended June 30, 2006.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Funds’ or class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
6     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited)
LEGG MASON VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Face
Amount†	Security	Value

MORTGAGE-BACKED SECURITIES — 44.9%
FHLMC — 11.9%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$129,387	7.000% due 2/1/15-5/1/16	$132,689
160,999	6.500% due 9/1/31	162,618
8,800,000	5.000% due 7/13/36 (a)(b)	8,219,746
1,000,000	6.000% due 7/13/36 (a)(b)	984,688

	Total FHLMC	9,499,741

FNMA — 25.3%
	Federal National Mortgage Association (FNMA):
651,362	6.500% due 3/1/16-3/1/32	658,744
140,205	6.000% due 8/1/16-4/1/32	138,596
151,476	5.500% due 12/1/16	148,990
2,000,000	5.000% due 7/18/21 (a)(b)	1,926,250
5,900,000	6.000% due 8/17/21-7/13/36 (a)(b)	5,811,499
62,690	7.500% due 2/1/30-7/1/31	64,874
581,798	7.000% due 7/1/30-4/1/32	596,243
820,643	6.000% due 4/1/32 (c)	811,011
10,350,000	5.500% due 7/13/36-8/14/36 (a)(b)	9,941,219

	Total FNMA	20,097,426

GNMA — 7.7%
	Government National Mortgage Association (GNMA):
62,844	7.000% due 6/15/28-7/15/29	64,858
310,040	6.500% due 9/15/28-2/15/31	314,860
2,000,000	5.000% due 7/20/36 (a)(b)	1,893,124
3,900,000	6.000% due 7/20/36 (a)(b)	3,868,312

	Total GNMA	6,141,154

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $36,902,226)	35,738,321

Face
Amount†	Rating‡

ASSET-BACKED SECURITIES — 10.4%
Home Equity — 9.8%
454,082	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.562% due 9/25/35 (d)	454,769
808,039	AAA	ACE Securities Corp., Series 2006-SL2, Class A, 5.492% due 1/25/36 (c)(d)	808,744
200,000	A	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 6.522% due 11/25/34 (d)	204,335
743,545	A	Argent Securities Inc., Series 2006-W4, Class A2A, 5.382% due 5/25/36 (c)(d)	743,996

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      7

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†	Rating‡	Security	Value

Home Equity — 9.8% (continued)
$651,428	AAA	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.200% due 4/28/36 (c)(d)	$651,631
510,000	AAA	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.672% due 9/25/34 (c)(d)	513,436
270,000	AA	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 6.572% due 6/25/34 (d)	274,535
742,228	AAA	Countrywide Home Equity Loan Trust, Series 2006-D, Class 2A, 5.398% due 9/15/31 (c)(d)	742,640
839,054	AAA	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 5.622% due 3/25/35 (c)(d)(e)	839,054
735,431	AAA	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.492% due 4/25/36 (c)(d)	735,881
775,114	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.382% due 8/25/36 (c)(d)	775,584
200,000	A+	Novastar Home Equity Loan, Series 2004-01, Class M4, 6.297% due 2/25/34 (d)	201,762
791,620	AAA	SACO I Trust, Series 2006-4, Class A1, 5.492% due 2/25/34 (c)(d)	792,181
		Sail Net Interest Margin Notes:
7,825	BBB	Series 2003-3, Class A, 7.750% due 4/27/33 (e)	7,205
25,495	BBB-	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (e)	25,459

		Total Home Equity	7,771,212

Student Loan — 0.6%
469,112	AAA	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.482% due 10/25/34 (c)(d)	469,089

		TOTAL ASSET-BACKED SECURITIES (Cost — $8,223,398)	8,240,301

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.8%
845,764	AAA	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.294% due 6/25/45 (c)(d)	830,320
400,000	AAA	Banc of America Commercial Mortgage Inc., 4.668% due 7/10/43 (c)	367,258
464,558	AAA	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.821% due 9/25/35 (c)(d)	452,094
372,823	AAA	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (e)	369,408
		Countrywide Alternative Loan Trust:
742,302	AAA	Series 2005-59, Class 1A1, 5.596% due 11/20/35 (c)(d)	745,492
977,541	AAA	Series 2005-72, Class A1, 5.592% due 1/25/36 (c)(d)	979,132
788,413	AAA	Series 2006-OA6, Class 1A1A, 5.532% due 4/25/36 (c)(d)	788,492
735,506	AAA	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 5.622% due 5/25/35 (c)(d)	739,342
728,582	AAA	Countrywide Home Loans, Series 2004-23, Class A, 6.869% due 11/25/34 (c)(d)	737,572

See Notes to Financial Statements.
8     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†	Rating‡	Security	Value

$602,394	AAA	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.998% due 8/25/35 (c)(d)	$593,322
		Downey Savings and Loan Association Mortgage Loan Trust:
658,386	AAA	Series 2005-AR2, Class 2A1A, 5.461% due 3/19/45 (c)(d)	659,582
		Series 2006-AR1:
765,291	AAA	Class 1A1A, 4.808% due 4/19/36 (c)(d)	765,291
765,291	AAA	Class 1A1B, 4.808% due 4/19/36 (c)(d)	765,291
1,175,325	AAA	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.614% due 10/25/35 (c)(d)	1,158,816
		Harborview Mortgage Loan Trust:
880,302	AAA	Series 2004-08, Class 2A4A, 5.651% due 11/19/34 (c)(d)	883,936
343,632	AAA	Series 2004-08, Class 3A2, 5.651% due 11/19/34 (d)	344,690
908,081	AAA	Series 2004-11, Class 3A1A, 5.126% due 1/19/35 (c)(d)	911,893
		Indymac Index Mortgage Loan Trust:
735,703	AAA	Series 2005-AR1, Class 1A1, 5.286% due 3/25/35 (c)(d)	733,748
785,417	AAA	Series 2006-AR4, Class A1A, 5.532% due 5/25/46 (c)(d)	785,417
640,000	Aaa(f)	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43 (c)(d)	635,182
270,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.844% due 5/12/39 (d)	267,388
856,762	AAA	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 5.913% due 3/25/36 (c)(d)	854,627
		Structured Asset Mortgage Investments Inc., Series 2006-AR5:
1,087,782	AAA	Class 1A1, 5.532% due 5/25/36 (c)(d)	1,086,282
500,000	AAA	Class 2A1, 5.532% due 5/25/36 (c)(d)	499,295
		Washington Mutual Inc.:
1,024,335	AAA	Series 2005-AR17, Class A1A1, 5.592% due 12/25/45 (c)(d)	1,027,895
724,489	AAA	Series 2005-AR19, Class A1A2, 5.612% due 12/25/45 (c)(d)	727,319
700,000	AAA	Series 2006-AR6, Class 2A1, 5.997% due 8/25/36 (c)(d)	698,906
285,550	AAA	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 5/25/36 (d)	281,991

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $19,740,059)	19,689,981

CORPORATE BONDS & NOTES — 31.6%
Aerospace & Defense — 0.2%
		L-3 Communications Corp., Senior Subordinated Notes:
25,000	BB+	7.625% due 6/15/12	25,500
125,000	BB+	6.375% due 10/15/15	120,000

		Total Aerospace & Defense	145,500

Airlines — 0.3%
		Continental Airlines Inc., Pass-Through Certificates:
15,478	B+	Series 2000-2, Class C, 8.312% due 4/2/11	14,680
100,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	99,808

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      9

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†	Rating‡	Security	Value

Airlines — 0.3% (continued)
		United Airlines Inc., Pass-Through Certificates:
$23,260	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (g)	$23,740
49,094	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (g)	51,202
45,000	NR	Series 2001-1, Class C, 6.831% due 9/1/08 (g)	44,466

		Total Airlines	233,896

Auto Components — 0.1%
25,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	25,375
25,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	27,683

		Total Auto Components	53,058

Automobiles — 0.8%
290,000	BBB	DaimlerChrysler North America Holding Corp., 5.875% due 3/15/11	285,547
		Ford Motor Co.:
		Debentures:
50,000	B+	6.625% due 10/1/28	34,750
25,000	B+	8.900% due 1/15/32	20,063
250,000	B+	Notes, 7.450% due 7/16/31	181,875
		General Motors Corp., Senior Debentures:
155,000	B-	8.250% due 7/15/23	122,837
5,000	B-	8.375% due 7/15/33	4,050

		Total Automobiles	649,122

Beverages — 0.1%
40,000	B	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	40,100

Building Products — 0.1%
		Associated Materials Inc.:
50,000	CCC	Senior Discount Notes, step bond to yield 9.399% due 3/1/14	30,375
20,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	20,000

		Total Building Products	50,375

Capital Markets — 1.4%
65,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	70,850
450,000	A+	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	430,613
80,000	A-	Lehman Brothers Holdings E-Capital Trust I, Notes, 5.953% due 8/19/65 (d)	80,073
140,000	A+	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08	136,393
350,000	A+	Morgan Stanley, Notes, 3.625% due 4/1/08	338,861
30,000	BB+	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13	34,437

		Total Capital Markets	1,091,227

Chemicals — 0.4%
50,000	BB-	Arco Chemical Co., Debentures, 9.800% due 2/1/20	59,000
35,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	36,575

See Notes to Financial Statements.
10     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†	Rating‡	Security	Value

Chemicals — 0.4% (continued)
$105,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	$114,450
85,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	91,694

		Total Chemicals	301,719

Commercial Banks — 1.5%
130,000	BBB+	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (d)(e)	129,390
120,000	BBB-	Resona Preferred Global Securities Cayman Ltd., 7.191% due 7/30/15 (d)(e)	120,566
130,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (d)(e)	122,311
420,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	401,226
400,000	AA-	Wells Fargo & Co., Senior Notes, 4.200% due 1/15/10	382,556

		Total Commercial Banks	1,156,049

Commercial Services & Supplies — 0.6%
50,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	48,750
115,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08	119,600
75,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	84,938
25,000	B-	Cardtronics Inc., Senior Subordinated Notes, 9.250% due 8/15/13 (e)	24,750
25,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	23,625
210,000	BBB	Waste Management Inc., 6.375% due 11/15/12	214,508

		Total Commercial Services & Supplies	516,171

Communications Equipment — 0.1%
75,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	60,375

Computers & Peripherals — 0.0%
25,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (e)	26,062

Consumer Finance — 3.7%
		Ford Motor Credit Co.:
		Notes:
740,000	B+	7.375% due 10/28/09 (c)	684,644
25,000	B+	7.875% due 6/15/10	23,081
		Senior Notes:
500,000	B+	5.800% due 1/12/09 (c)	457,042
131,963	B+	10.486% due 6/15/11 (d)(e)	132,566
		General Motors Acceptance Corp.:
60,000	BB	Medium-Term Notes, 4.375% due 12/10/07	57,573
		Notes:
660,000	BB	6.125% due 8/28/07 (c)	653,275
500,000	BB	5.625% due 5/15/09 (c)	475,886
20,000	BB	7.250% due 3/2/11	19,409
275,000	BB	6.875% due 9/15/11	262,674

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      11

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†	Rating‡	Security	Value

Consumer Finance — 3.7% (continued)
$150,000	BB	6.750% due 12/1/14	$139,540
60,000	BB	Senior Notes, 5.850% due 1/14/09	57,538

		Total Consumer Finance	2,963,228

Containers & Packaging — 0.7%
75,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	81,562
75,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	74,625
150,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	155,250
155,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	160,425
25,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (e)	25,125
15,000	NR	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09**	15,900
25,000	CC	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	9,875

		Total Containers & Packaging	522,762

Diversified Consumer Services — 0.3%
		Service Corp. International:
55,000	BB	Debentures, 7.875% due 2/1/13	55,756
195,000	BB	Senior Notes, 6.500% due 3/15/08	194,513

		Total Diversified Consumer Services	250,269

Diversified Financial Services — 3.3%
130,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (e)	123,729
		Alamosa Delaware Inc.:
44,000	A-	Senior Discount Notes, 12.000% due 7/31/09	46,860
54,000	A-	Senior Notes, 11.000% due 7/31/10	59,400
550,000	A+	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (c)	585,771
20,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	20,050
90,000	AA-	Credit Suisse First Boston USA Inc., Notes, 4.875% due 8/15/10	87,312
440,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09	421,758
20,000	B	Hexion U.S. Finance Corp./ Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	20,350
430,000	AA-	HSBC Finance Corp., Notes, 4.625% due 1/15/08	424,011
100,000	A	ILFC E-Capital Trust I, 5.900% due 12/21/65 (d)(e)	97,574
620,000	A	JPMorgan Chase & Co., Subordinated Notes, 5.125% due 9/15/14 (c)	586,581
100,000	BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/25/16 (d)	96,635
40,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (e)	38,650
50,000	CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15	35,500

		Total Diversified Financial Services	2,644,181

See Notes to Financial Statements.
12     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†		Rating‡	Security	Value

Diversified Telecommunication Services — 1.2%
$230,000		A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	$217,471
50,000		NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (g)(h)(i)	0
75,000		B	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.207% due 2/1/15 (e)	52,125
25,000		B+	Intelsat Subsidiary Holding Co., Ltd., Senior Notes, 9.613% due 1/15/12 (d)	25,375
160,000		BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	169,860
50,000		B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	41,250
16,000		B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	16,320
			Qwest Communications International Inc., Senior Notes:
75,000		B	7.500% due 2/15/14	73,500
90,000		B	Series B, 7.500% due 2/15/14	88,200
10,000		BB	Qwest Corp., Debentures, 7.500% due 6/15/23	9,425
140,000		BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	126,942
1,000,000	MXN	BBB+	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	82,038
80,000		A	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	85,142

			Total Diversified Telecommunication Services	987,648

Electric Utilities — 1.1%
25,000		B+	Edison Mission Energy, Senior Notes, 7.730% due 6/15/09	25,375
230,000		BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	202,431
			FirstEnergy Corp., Notes:
120,000		BBB-	Series B, 6.450% due 11/15/11	122,240
270,000		BBB-	Series C, 7.375% due 11/15/31	290,530
25,000		B	Inergy L.P./ Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	23,375
90,000		B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	102,150
130,000		BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	123,094

			Total Electric Utilities	889,195

Energy Equipment & Services — 0.0%
22,000		B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14	21,120

Food Products — 0.6%
45,000		BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	42,413
75,000		B	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	67,500
355,000		BBB+	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11 (c)	350,062

			Total Food Products	459,975

Health Care Providers & Services — 0.9%
25,000		B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	23,844
25,000		B	DaVita Inc., Senior Notes, 6.625% due 3/15/13	23,875
50,000		B+	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	52,437
140,000		BB+	HCA Inc., Debentures, 8.360% due 4/15/24	140,812

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      13

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†	Rating‡	Security	Value

Health Care Providers & Services — 0.9% (continued)
$50,000	B-	IASIS Healthcare LLC/ IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	$49,250
50,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15	49,188
		Tenet Healthcare Corp., Senior Notes:
75,000	B	7.375% due 2/1/13	68,812
25,000	B	9.875% due 7/1/14	25,125
300,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	305,365

		Total Health Care Providers & Services	738,708

Hotels, Restaurants & Leisure — 1.0%
75,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	71,531
75,000	BB+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	78,937
25,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	25,188
75,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	71,625
50,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	46,625
		Mandalay Resort Group, Senior Subordinated:
30,000	B+	Debentures, 7.625% due 7/15/13	29,850
80,000	B+	Notes, Series B, 10.250% due 8/1/07	83,300
125,000	BB	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	120,937
50,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	47,375
75,000	B+	Penn National Gaming Inc., Senior Subordinated Notes, 6.875% due 12/1/11	73,688
75,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13	78,563
25,000	B+	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	23,500
50,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (e)	50,750

		Total Hotels, Restaurants & Leisure	801,869

Household Durables — 0.3%
70,000	BB+	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	73,747
50,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	50,250
25,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	24,969
98,000	B	Tempur-Pedic Inc./ Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	103,880

		Total Household Durables	252,846

Independent Power Producers & Energy Traders — 0.9%
55,000	B	AES Corp., Senior Notes, 9.500% due 6/1/09	58,575
260,000	BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	257,252

See Notes to Financial Statements.
14     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†	Rating‡	Security	Value

Independent Power Producers & Energy Traders — 0.9% (continued)
		Dynegy Holdings Inc., Senior Debentures:
$125,000	B-	7.125% due 5/15/18	$110,000
30,000	B-	7.625% due 10/15/26	26,400
		NRG Energy Inc., Senior Notes:
25,000	B-	7.250% due 2/1/14	24,437
85,000	B-	7.375% due 2/1/16	83,087
		TXU Corp., Senior Notes:
40,000	BB+	Series P, 5.550% due 11/15/14	36,481
60,000	BB+	Series R, 6.550% due 11/15/34	53,009
40,000	BBB-	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	40,158

		Total Independent Power Producers & Energy Traders	689,399

Industrial Conglomerates — 0.6%
50,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (h)	45,000
4,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	4,310
420,000	BBB+	Tyco International Group SA, Notes, 6.000% due 11/15/13	416,703

		Total Industrial Conglomerates	466,013

Insurance — 0.1%
65,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	67,461

IT Services — 0.3%
200,000	BBB-	Electronic Data Systems Corp., 7.125% due 10/15/09	206,700
5,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	5,025

		Total IT Services	211,725

Machinery — 0.1%
100,000	B	Mueller Holdings Inc., Discount Notes, step bond to yield 12.068% due 4/15/14	84,500

Media — 3.7%
125,000	B	Advanstar Communications Inc., Senior Secured Notes, 10.750% due 8/15/10	134,687
50,000	B	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	49,750
188,212	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	187,271
175,000	CCC-	CCH I Holdings LLC/ CCH I Holding Capital Corp., Senior Accreting Notes, 11.750% due 5/15/14	111,125
189,000	CCC-	CCH I LLC/ CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	166,320
245,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	272,460
190,000	BBB+	Comcast Corp., Notes, 6.500% due 1/15/15	191,800
		CSC Holdings Inc., Senior Notes:
50,000	B+	6.750% due 4/15/12 (e)	48,500
5,000	B+	Series B, 7.625% due 4/1/11	5,025
65,000	B	Dex Media East LLC/ Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	73,287

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      15

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†	Rating‡	Security	Value

Media — 3.7% (continued)
$100,000	B	Dex Media West LLC/ Dex Media Finance Co., Senior Notes, Series B, 8.500% due 8/15/10	$104,250
81,000	BB-	DIRECTV Holdings LLC/ DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	85,252
150,000	BB-	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	141,375
100,000	CCC+	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	83,000
130,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	137,800
40,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	37,200
410,000	BB+	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	426,514
175,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	187,250
90,000	BBB	News America Inc., 6.200% due 12/15/34	81,932
100,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (e)	110,250
25,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	27,563
25,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (e)	27,812
10,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	10,200
250,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	269,959

		Total Media	2,970,582

Metals & Mining — 0.1%
75,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	81,375

Multi-Utilities — 0.3%
45,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	47,853
220,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	215,559

		Total Multi-Utilities	263,412

Multiline Retail — 0.0%
25,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (e)	26,687

See Notes to Financial Statements.
16     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 4.6%
$190,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	$201,940
180,000	BBB+	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	193,957
		Chesapeake Energy Corp., Senior Notes:
100,000	BB	6.625% due 1/15/16	93,500
50,000	BB	6.250% due 1/15/18	45,875
220,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	214,687
88,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	93,280
410,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (c)	447,462
240,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32	277,365
		El Paso Corp., Medium-Term Notes:
50,000	B	7.375% due 12/15/12	49,875
330,000	B	7.800% due 8/1/31 (c)	322,163
75,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	72,375
150,000	BB	Gaz Capital SA, Notes, 8.625% due 4/28/34 (e)	172,095
370,000	BB+	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (c)	419,482
		Kinder Morgan Energy Partners LP:
120,000	BBB+	6.750% due 3/15/11	122,710
30,000	BBB+	Senior Notes, 6.300% due 2/1/09	30,152
		Pemex Project Funding Master Trust, Notes:
50,000	BBB	5.750% due 12/15/15 (e)	46,113
25,000	BBB	6.625% due 6/15/35 (e)	22,656
75,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	75,656
105,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	111,300
50,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	52,909
25,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	23,750
		Williams Cos. Inc.:
		Notes:
150,000	BB-	7.125% due 9/1/11	150,750
25,000	BB-	8.750% due 3/15/32	27,313
125,000	BB-	Senior Notes, 7.625% due 7/15/19	127,500

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      17

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 4.6% (continued)
		XTO Energy Inc.:
$30,000	BBB-	7.500% due 4/15/12	$31,929
210,000	BBB-	Senior Notes, 6.250% due 4/15/13	210,424

		Total Oil, Gas & Consumable Fuels	3,637,218

Paper & Forest Products — 0.6%
75,000	B+	Bowater Canada Finance Corp., Notes, 7.950% due 11/15/11	71,625
370,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	378,458

		Total Paper & Forest Products	450,083

Pharmaceuticals — 0.1%
75,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	71,625

Real Estate Investment Trusts (REITs) — 0.2%
130,000	BB	Host Marriott LP, Senior Notes, Series I, 9.500% due 1/15/07	133,900

Semiconductors & Semiconductor Equipment — 0.0%
7,000	CCC	Amkor Technology Inc., Senior Subordinated Notes, 10.500% due 5/1/09	7,193

Textiles, Apparel & Luxury Goods — 0.2%
75,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	75,375
125,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 9.955% due 12/15/14	83,750

		Total Textiles, Apparel & Luxury Goods	159,125

Thrifts & Mortgage Finance — 0.1%
100,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	105,500

Tobacco — 0.4%
320,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13	338,084

Wireless Telecommunication Services — 0.6%
125,000	A-	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	127,321
300,000	A-	Sprint Capital Corp., Notes, 8.375% due 3/15/12	331,848
50,000	A-	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	54,625

		Total Wireless Telecommunication Services	513,794

		TOTAL CORPORATE BONDS & NOTES (Cost — $25,446,897)	25,133,131

SOVEREIGN BONDS — 3.2%
Brazil — 0.9%
		Federative Republic of Brazil, Collective Action Securities:
430,000	BB	8.000% due 1/15/18	453,650
250,000	BB	8.750% due 2/4/25	274,500

		Total Brazil	728,150

See Notes to Financial Statements.
18     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†	Rating‡	Security	Value

Colombia — 0.2%
		Republic of Colombia:
$50,000	BB	10.750% due 1/15/13	$58,900
81,000	BB	8.125% due 5/21/24	82,620

		Total Colombia	141,520

Italy — 0.4%
350,000	AA-	Region of Lombardy, 5.804% due 10/25/32	349,029

Mexico — 0.8%
		United Mexican States:
175,000	BBB	8.125% due 12/30/19	197,925
		Medium-Term Notes, Series A:
200,000	BBB	6.375% due 1/16/13	201,000
250,000	BBB	5.875% due 1/15/14	243,750

		Total Mexico	642,675

Panama — 0.1%
		Republic of Panama:
50,000	BB	7.250% due 3/15/15	50,750
10,000	BB	9.375% due 4/1/29	11,925
35,000	BB	6.700% due 1/26/36	32,025

		Total Panama	94,700

Russia — 0.8%
		Russian Federation:
66,667	BBB	8.250% due 3/31/10	69,333
175,000	BBB	11.000% due 7/24/18	241,938
260,000	BBB	5.000% due 3/31/30 (e)	277,225

		Total Russia	588,496

		TOTAL SOVEREIGN BONDS (Cost — $2,589,957)	2,544,570

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.8%
U.S. Government Agencies — 0.3%
50,000		Federal National Mortgage Association (FNMA), 6.625% due 9/15/09	51,712
200,000		Tennessee Valley Authority, Notes, 5.375% due 4/1/56	189,778

		Total U.S. Government Agencies	241,490

U.S. Government Obligations — 8.5%
90,000		U.S. Treasury Bonds, 6.250% due 8/15/23	99,288
		U.S. Treasury Notes:
1,000,000		3.625% due 1/15/10 (c)	952,422
300,000		4.000% due 3/15/10	288,973
1,900,000		4.000% due 4/15/10 (c)	1,828,752
840,000		5.000% due 2/15/11 (c)	838,196
120,000		4.500% due 2/28/11	117,047
5,000		4.875% due 5/31/11	4,951
200,000		4.000% due 11/15/12	188,047

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      19

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount†	Security	Value

U.S. Government Obligations — 8.5% (continued)
$210,000	4.500% due 11/15/15	$200,091
90,000	4.500% due 2/15/16	85,655
70,000	5.125% due 5/15/16	69,940
2,360,000	4.500% due 2/15/36 (c)	2,116,811

	Total U.S. Government Obligations	6,790,173

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $7,393,190)	7,031,663

U.S. TREASURY INFLATION PROTECTED SECURITIES — 2.1%
	U.S. Treasury Bonds, Inflation Indexed:
1,096,135	2.000% due 1/15/16 (c)	1,047,109
680,010	2.000% due 1/15/26 (c)	622,794

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $1,727,282)	1,669,903

Shares

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
122,658	Home Interiors of Gifts Inc. (h)(i)*	1,226

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,630	Aurora Foods Inc. (h)(i)*	0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
369	Outsourcing Solutions Inc. (i)*	1,567

INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
578	Motorola Inc.	11,647

Semiconductors & Semiconductor Equipment — 0.0%
63	Freescale Semiconductor Inc., Class B Shares *	1,852

	TOTAL INFORMATION TECHNOLOGY	13,499

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
66	McLeodUSA Inc., Class A Shares (i)*	0

	TOTAL COMMON STOCKS (Cost — $246,039)	16,292

See Notes to Financial Statements.
20     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

CONVERTIBLE PREFERRED STOCK — 0.0% TELECOMMUNICATION SERVICES — 0.0%
Wireless Telecommunication Services — 0.0%
700	Crown Castle International Corp., 6.250% due 8/15/12 (Cost — $20,673)	$39,025

Warrants

WARRANTS — 0.0%
60	Cybernet Internet Services International Inc., Expires 7/1/09 (h)(i)*	0
50	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (e)(h)(i)*	0
50	IWO Holdings Inc., Expires 1/15/11 (e)(h)(i)*	0
60	Merrill Corp., Class B Shares, Expires 5/1/09 (e)(h)(i)*	0
10	Pliant Corp., Expires 6/1/10 (e)(h)(i)*	0
150	RSL Communications Ltd., Class A Shares, Expires 11/15/06 (h)(i)*	0
1,000	United Mexican States, Series XW10, Expires 10/10/06*	4,300

	TOTAL WARRANTS (Cost — $23,752)	4,300

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $102,313,473)	100,107,487

Face
Amount

SHORT-TERM INVESTMENTS — 14.9%
Sovereign Bonds — 0.6%
$500,000	Government of Canada, 4.962% due 9/20/06 (j) (Cost — $494,532)	494,115
U.S. Government Agency — 0.2%
150,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.053% due 9/25/06 (j)(k) (Cost — $148,223)	148,178
Repurchase Agreement — 14.1%
11,194,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 6/30/06, 5.150% due 7/3/06; Proceeds at maturity — $11,198,804; (Fully collateralized by U.S. government agency obligation, 0.000% due 1/13/33; Market value — $11,418,367) (Cost — $11,194,000) (c)	11,194,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $11,836,755)	11,836,293

	TOTAL INVESTMENTS — 140.7% (Cost — $114,150,228#)	111,943,780
	Liabilities in Excess of Other Assets — (40.7)%	(32,389,854)

	TOTAL NET ASSETS — 100.0%	$79,553,926

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      21

Schedules of Investments (June 30, 2006) (unaudited) (continued)

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(b)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 3).

(c)	All or a portion of this security is segregated for open futures contracts and mortgage dollar rolls.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Rating by Moody’s Investors Service.

(g)	Security is currently in default.

(h)	Illiquid security.

(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(j)	Rate shown represents yield to maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

**	Pilant Corp. emerged out of Chapter 11 Bankruptcy protection on July 19, 2006.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 47 for definitions of ratings.

Abbreviation used in this schedule:

MXN	— Mexican Peso

Schedule of Options Written (unaudited)

			Strike
Contracts	Security	Expiration Date	Price	Value

8	U.S. Treasury Notes 10 Year Futures, Call	11/21/06	107	2,210
8	U.S. Treasury Notes 10 Year Futures, Call	11/21/06	108	1,085
8	U.S. Treasury Notes 10 Year Futures, Put	11/21/06	101	1,585
8	U.S. Treasury Notes 10 Year Futures, Put	11/21/06	102	2,710

	TOTAL OPTIONS WRITTEN (Premiums received — $7,668)			$7,590

See Notes to Financial Statements.
22     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)
LEGG MASON VARIABLE EQUITY INDEX PORTFOLIO

Shares	Security	Value

COMMON STOCKS — 99.2%
CONSUMER DISCRETIONARY — 10.4%
Auto Components — 0.2%
8,504	Cooper Tire & Rubber Co.	$94,734
24,647	Goodyear Tire & Rubber Co.*	273,582
27,162	Johnson Controls Inc.	2,233,260

	Total Auto Components	2,601,576

Automobiles — 0.4%
260,119	Ford Motor Co.	1,802,625
78,795	General Motors Corp.	2,347,303
37,429	Harley-Davidson Inc.	2,054,478

	Total Automobiles	6,204,406

Distributors — 0.1%
24,058	Genuine Parts Co.	1,002,256

Diversified Consumer Services — 0.1%
19,497	Apollo Group Inc., Class A Shares*	1,007,410
46,332	H&R Block Inc.	1,105,482

	Total Diversified Consumer Services	2,112,892

Hotels, Restaurants & Leisure — 1.5%
60,537	Carnival Corp.	2,526,814
17,738	Darden Restaurants Inc.	698,877
25,740	Harrah’s Entertainment Inc.	1,832,173
46,084	Hilton Hotels Corp.	1,303,256
47,142	International Game Technology	1,788,567
45,292	Marriott International Inc., Class A Shares	1,726,531
173,606	McDonald’s Corp.	5,833,162
106,929	Starbucks Corp.*	4,037,639
29,985	Starwood Hotels & Resorts Worldwide Inc.	1,809,295
16,182	Wendy’s International Inc.	943,249
37,603	Yum! Brands Inc.	1,890,303

	Total Hotels, Restaurants & Leisure	24,389,866

Household Durables — 0.6%
10,588	Black & Decker Corp.	894,262
16,909	Centex Corp.	850,523
37,899	D.R. Horton Inc.	902,754
20,403	Fortune Brands Inc.	1,448,817
9,267	Harman International Industries Inc.	791,124
10,266	KB HOME	470,696
25,102	Leggett & Platt Inc.	627,048
19,071	Lennar Corp., Class A Shares	846,180
38,384	Newell Rubbermaid Inc.	991,459
29,673	Pulte Homes Inc.	854,285

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      23

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Household Durables — 0.6% (continued)
8,147	Snap-on Inc.	$329,302
9,876	Stanley Works	466,345
10,860	Whirlpool Corp.	897,579

	Total Household Durables	10,370,374

Internet & Catalog Retail — 0.4%
43,081	Amazon.com Inc.*	1,666,373
161,097	eBay Inc.*	4,718,531

	Total Internet & Catalog Retail	6,384,904

Leisure Equipment & Products — 0.2%
13,248	Brunswick Corp.	440,496
40,019	Eastman Kodak Co.	951,652
24,417	Hasbro Inc.	442,192
54,241	Mattel Inc.	895,519

	Total Leisure Equipment & Products	2,729,859

Media — 3.4%
108,028	CBS Corp., Class B Shares	2,922,157
70,116	Clear Channel Communications Inc.	2,170,090
294,368	Comcast Corp., Class A Shares*	9,637,608
8,207	Dow Jones & Co. Inc.	287,327
11,972	E.W. Scripps Co., Class A Shares	516,472
33,318	Gannett Co. Inc.	1,863,476
62,187	Interpublic Group of Cos. Inc.*	519,261
49,992	McGraw-Hill Cos. Inc.	2,511,098
5,895	Meredith Corp.	292,038
19,599	New York Times Co., Class A Shares	480,960
329,571	News Corp., Class A Shares	6,321,172
23,769	Omnicom Group Inc.	2,117,580
596,594	Time Warner Inc.	10,321,076
28,470	Tribune Co.	923,282
31,165	Univision Communications Inc., Class A Shares*	1,044,028
100,457	Viacom Inc., Class B Shares*	3,600,379
305,788	Walt Disney Co.	9,173,640

	Total Media	54,701,644

Multiline Retail — 1.2%
15,796	Big Lots Inc.*	269,796
8,478	Dillard’s Inc., Class A Shares	270,024
43,909	Dollar General Corp.	613,848
21,221	Family Dollar Stores Inc.	518,429
77,076	Federated Department Stores Inc.	2,820,982
32,718	J.C. Penney Co. Inc.	2,208,792
47,431	Kohl’s Corp.*	2,804,121
30,003	Nordstrom Inc.	1,095,109

See Notes to Financial Statements.
24     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Multiline Retail — 1.2% (continued)
13,460	Sears Holdings Corp.*	$2,084,146
120,291	Target Corp.	5,878,621

	Total Multiline Retail	18,563,868

Specialty Retail — 2.0%
20,984	AutoNation Inc.*	449,897
7,559	AutoZone Inc.*	666,704
39,321	Bed Bath & Beyond Inc.*	1,304,277
56,090	Best Buy Co. Inc.	3,075,976
20,978	Circuit City Stores Inc.	571,021
76,759	Gap Inc.	1,335,607
287,975	Home Depot Inc.	10,306,625
47,705	Limited Brands Inc.	1,220,771
108,087	Lowe’s Cos. Inc.	6,557,638
40,085	Office Depot Inc.*	1,523,230
9,787	OfficeMax Inc.	398,820
18,669	RadioShack Corp.	261,366
15,329	Sherwin-Williams Co.	727,821
101,443	Staples Inc.	2,467,094
19,631	Tiffany & Co.	648,216
63,727	TJX Cos. Inc.	1,456,799

	Total Specialty Retail	32,971,862

Textiles, Apparel & Luxury Goods — 0.3%
53,622	Coach Inc.*	1,603,298
15,880	Jones Apparel Group Inc.	504,825
14,576	Liz Claiborne Inc.	540,187
26,379	NIKE Inc., Class B Shares	2,136,699
12,236	V.F. Corp.	831,069

	Total Textiles, Apparel & Luxury Goods	5,616,078

	TOTAL CONSUMER DISCRETIONARY	167,649,585

CONSUMER STAPLES — 9.5%
Beverages — 2.1%
107,668	Anheuser-Busch Cos. Inc.	4,908,584
11,581	Brown-Forman Corp., Class B Shares	827,463
285,544	Coca-Cola Co.	12,284,103
42,227	Coca-Cola Enterprises Inc.	860,164
27,730	Constellation Brands Inc., Class A Shares*	693,250
8,104	Molson Coors Brewing Co., Class B Shares	550,100
18,883	Pepsi Bottling Group Inc.	607,088
230,229	PepsiCo Inc.	13,822,949

	Total Beverages	34,553,701

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      25

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Food & Staples Retailing — 2.4%
65,621	Costco Wholesale Corp.	$3,748,928
113,835	CVS Corp.	3,494,734
100,796	Kroger Co.	2,203,401
63,016	Safeway Inc.	1,638,416
28,739	SUPERVALU Inc.	882,279
86,175	Sysco Corp.	2,633,508
348,353	Wal-Mart Stores Inc.	16,780,164
140,735	Walgreen Co.	6,310,557
19,470	Whole Foods Market Inc.	1,258,541

	Total Food & Staples Retailing	38,950,528

Food Products — 1.2%
90,806	Archer-Daniels-Midland Co.	3,748,472
26,045	Campbell Soup Co.	966,530
72,359	ConAgra Foods Inc.	1,599,857
19,286	Dean Foods Co.*	717,246
49,589	General Mills Inc.	2,561,768
46,966	H.J. Heinz Co.	1,935,939
25,014	Hershey Co.	1,377,521
34,243	Kellogg Co.	1,658,388
18,757	McCormick & Co. Inc., Non Voting Shares	629,297
105,904	Sara Lee Corp.	1,696,582
35,099	Tyson Foods Inc., Class A Shares	521,571
30,930	Wm. Wrigley Jr. Co.	1,402,985

	Total Food Products	18,816,156

Household Products — 2.1%
21,019	Clorox Co.	1,281,528
71,705	Colgate-Palmolive Co.	4,295,130
64,054	Kimberly-Clark Corp.	3,952,132
457,182	Procter & Gamble Co.	25,419,319

	Total Household Products	34,948,109

Personal Products — 0.2%
10,825	Alberto-Culver Co.	527,394
62,734	Avon Products Inc.	1,944,754
16,874	Estee Lauder Cos. Inc., Class A Shares	652,518

	Total Personal Products	3,124,666

Tobacco — 1.5%
290,922	Altria Group Inc.	21,362,402
11,925	Reynolds American Inc.	1,374,953
22,494	UST Inc.	1,016,504

	Total Tobacco	23,753,859

	TOTAL CONSUMER STAPLES	154,147,019

See Notes to Financial Statements.
26     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

ENERGY — 10.1%
Energy Equipment & Services — 2.0%
47,476	Baker Hughes Inc.	$3,885,911
44,792	BJ Services Co.	1,668,950
71,882	Halliburton Co.	5,334,363
43,224	Nabors Industries Ltd.*	1,460,539
24,377	National-Oilwell Varco Inc.*	1,543,552
19,193	Noble Corp.	1,428,343
15,356	Rowan Cos. Inc.	546,520
164,382	Schlumberger Ltd.	10,702,912
45,266	Transocean Inc.*	3,635,765
48,578	Weatherford International Ltd.*	2,410,440

	Total Energy Equipment & Services	32,617,295

Oil, Gas & Consumable Fuels — 8.1%
63,882	Anadarko Petroleum Corp.	3,046,532
46,024	Apache Corp.	3,141,138
57,586	Chesapeake Energy Corp.	1,741,976
308,662	Chevron Corp.	19,155,564
229,971	ConocoPhillips	15,070,000
25,387	CONSOL Energy Inc.	1,186,081
61,300	Devon Energy Corp.	3,703,133
96,376	El Paso Corp.	1,445,640
33,780	EOG Resources Inc.	2,342,305
842,534	Exxon Mobil Corp. (a)	51,689,461
33,595	Hess Corp.	1,775,496
31,627	Kerr-McGee Corp.	2,193,332
14,522	Kinder Morgan Inc.	1,450,603
50,495	Marathon Oil Corp.	4,206,233
23,102	Murphy Oil Corp.	1,290,478
59,667	Occidental Petroleum Corp.	6,118,851
18,573	Sunoco Inc.	1,286,923
85,746	Valero Energy Corp.	5,703,824
82,918	Williams Cos. Inc.	1,936,964
50,574	XTO Energy Inc.	2,238,911

	Total Oil, Gas & Consumable Fuels	130,723,445

	TOTAL ENERGY	163,340,740

FINANCIALS — 21.3%
Capital Markets — 3.4%
34,048	Ameriprise Financial Inc.	1,520,924
107,096	Bank of New York Co. Inc.	3,448,491
16,803	Bear Stearns Cos. Inc.	2,353,764
143,749	Charles Schwab Corp.	2,297,109
59,411	E*TRADE Financial Corp.*	1,355,759
11,672	Federated Investors Inc., Class B Shares	367,668
21,206	Franklin Resources Inc.	1,840,893

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      27

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Capital Markets — 3.4% (continued)
60,194	Goldman Sachs Group Inc.	$9,054,984
28,906	Janus Capital Group Inc.	517,417
18,398	Legg Mason Inc.	1,830,969
74,597	Lehman Brothers Holdings Inc.	4,859,995
57,198	Mellon Financial Corp.	1,969,327
128,734	Merrill Lynch & Co. Inc.	8,954,737
149,227	Morgan Stanley	9,432,639
25,739	Northern Trust Corp.	1,423,367
46,303	State Street Corp.	2,689,741
37,000	T. Rowe Price Group Inc.	1,398,970

	Total Capital Markets	55,316,754

Commercial Banks — 4.2%
48,504	AmSouth Bancorp	1,282,931
76,782	BB&T Corp.	3,193,363
22,509	Comerica Inc.	1,170,243
25,464	Commerce Bancorp Inc.	908,301
18,035	Compass Bancshares Inc.	1,002,746
77,533	Fifth Third Bancorp	2,864,844
17,256	First Horizon National Corp.	693,691
34,301	Huntington Bancshares Inc.	808,818
56,337	KeyCorp	2,010,104
10,984	M&T Bank Corp.	1,295,233
31,511	Marshall & Ilsley Corp.	1,441,313
75,838	National City Corp.	2,744,577
64,810	North Fork Bancorporation Inc.	1,955,318
41,238	PNC Financial Services Group Inc.	2,893,670
63,911	Regions Financial Corp.	2,116,732
50,826	SunTrust Banks Inc.	3,875,991
44,917	Synovus Financial Corp.	1,202,877
247,977	U.S. Bancorp	7,657,530
224,098	Wachovia Corp.	12,119,220
233,949	Wells Fargo & Co.	15,693,299
14,773	Zions Bancorporation	1,151,408

	Total Commercial Banks	68,082,209

Consumer Finance — 1.0%
171,901	American Express Co.	9,148,571
42,221	Capital One Financial Corp.	3,607,784
57,243	SLM Corp.	3,029,300

	Total Consumer Finance	15,785,655

See Notes to Financial Statements.
28     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Diversified Financial Services — 5.6%
635,488	Bank of America Corp.	$30,566,973
27,773	CIT Group Inc.	1,452,250
692,267	Citigroup Inc.	33,394,960
484,082	JPMorgan Chase & Co.	20,331,444
33,889	Moody’s Corp.	1,845,595
38,589	Principal Financial Group Inc.	2,147,478

	Total Diversified Financial Services	89,738,700

Insurance — 4.5%
45,190	ACE Ltd.	2,286,162
69,281	AFLAC Inc.	3,211,174
88,521	Allstate Corp.	4,844,754
14,556	Ambac Financial Group Inc.	1,180,492
361,885	American International Group Inc.	21,369,309
44,396	Aon Corp.	1,545,869
57,806	Chubb Corp.	2,884,519
24,455	Cincinnati Financial Corp.	1,149,630
50,445	Genworth Financial Inc., Class A Shares	1,757,504
42,215	Hartford Financial Services Group Inc.	3,571,389
39,909	Lincoln National Corp.	2,252,464
56,568	Loews Corp.	2,005,336
76,547	Marsh & McLennan Cos. Inc.	2,058,349
18,602	MBIA Inc.	1,089,147
105,695	MetLife Inc.	5,412,641
108,737	Progressive Corp.	2,795,628
68,350	Prudential Financial Inc.	5,310,795
16,539	SAFECO Corp.	931,973
97,004	St. Paul Travelers Cos. Inc.	4,324,438
14,007	Torchmark Corp.	850,505
41,191	UnumProvident Corp.	746,793
25,144	XL Capital Ltd., Class A Shares	1,541,327

	Total Insurance	73,120,198

Real Estate Investment Trusts (REITs) — 1.0%
13,757	Apartment Investment and Management Co., Class A Shares	597,742
29,878	Archstone-Smith Trust	1,519,894
12,820	Boston Properties Inc.	1,158,928
51,010	Equity Office Properties Trust	1,862,375
40,577	Equity Residential	1,815,009
29,453	Kimco Realty Corp.	1,074,740
25,577	Plum Creek Timber Co. Inc.	907,983
34,024	ProLogis	1,773,331
11,554	Public Storage Inc.	876,949
25,643	Simon Property Group Inc.	2,126,830
16,702	Vornado Realty Trust	1,629,280

	Total Real Estate Investment Trusts (REITs)	15,343,061

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      29

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Thrifts & Mortgage Finance — 1.6%
84,362	Countrywide Financial Corp.	$3,212,505
134,949	Fannie Mae	6,491,047
96,272	Freddie Mac	5,488,467
35,856	Golden West Financial Corp.	2,660,515
12,184	MGIC Investment Corp.	791,960
52,431	Sovereign Bancorp Inc.	1,064,879
133,854	Washington Mutual Inc.	6,101,065

	Total Thrifts & Mortgage Finance	25,810,438

	TOTAL FINANCIALS	343,197,015

HEALTH CARE — 12.2%
Biotechnology — 1.3%
164,291	Amgen Inc.*	10,716,702
26,275	Applera Corp. — Applied Biosystems Group	849,996
47,908	Biogen Idec Inc.*	2,219,578
36,272	Genzyme Corp.*	2,214,405
63,394	Gilead Sciences Inc.*	3,750,389
34,297	MedImmune Inc.*	929,449

	Total Biotechnology	20,680,519

Health Care Equipment & Supplies — 1.8%
7,581	Bausch & Lomb Inc.	371,772
91,032	Baxter International Inc.	3,346,336
34,457	Becton, Dickinson & Co.	2,106,356
34,495	Biomet Inc.	1,079,349
169,282	Boston Scientific Corp.*	2,850,709
14,587	C.R. Bard Inc.	1,068,644
17,288	Fisher Scientific International Inc.*	1,262,888
21,733	Hospira Inc.*	933,215
168,082	Medtronic Inc.	7,886,408
7,421	Millipore Corp.*	467,449
17,733	PerkinElmer Inc.	370,620
50,290	St. Jude Medical Inc.*	1,630,402
40,467	Stryker Corp.	1,704,065
23,235	Thermo Electron Corp.*	842,036
14,440	Waters Corp.*	641,136
34,554	Zimmer Holdings Inc.*	1,959,903

	Total Health Care Equipment & Supplies	28,521,288

Health Care Providers & Services — 2.7%
78,996	Aetna Inc.	3,154,310
29,387	AmerisourceBergen Corp.	1,231,903
58,192	Cardinal Health Inc.	3,743,491
61,640	Caremark Rx Inc.	3,073,987
16,693	CIGNA Corp.	1,644,428
22,361	Coventry Health Care Inc.*	1,228,513

See Notes to Financial Statements.
30     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Health Care Providers & Services — 2.7% (continued)
20,249	Express Scripts Inc.*	$1,452,663
56,852	HCA Inc.	2,453,164
33,455	Health Management Associates Inc., Class A Shares	659,398
23,044	Humana Inc.*	1,237,463
28,231	IMS Health Inc.	758,002
17,373	Laboratory Corp. of America Holdings*	1,081,122
11,186	Manor Care Inc.	524,847
42,325	McKesson Corp.	2,001,126
42,028	Medco Health Solutions Inc.*	2,407,364
19,736	Patterson Cos. Inc.*	689,379
22,640	Quest Diagnostics Inc.	1,356,589
66,485	Tenet Healthcare Corp.*	464,065
187,666	UnitedHealth Group Inc.	8,403,684
88,808	WellPoint Inc.*	6,462,558

	Total Health Care Providers & Services	44,028,056

Pharmaceuticals — 6.4%
212,636	Abbott Laboratories	9,273,056
21,269	Allergan Inc.	2,281,313
14,882	Barr Pharmaceuticals Inc.*	709,722
273,907	Bristol-Myers Squibb Co.	7,083,235
157,452	Eli Lilly & Co.	8,702,372
45,129	Forest Laboratories Inc.*	1,746,041
412,537	Johnson & Johnson	24,719,217
34,090	King Pharmaceuticals Inc.*	579,530
303,719	Merck & Co. Inc.	11,064,483
29,496	Mylan Laboratories Inc.	589,920
1,020,868	Pfizer Inc.	23,959,772
206,824	Schering-Plough Corp.	3,935,861
14,126	Watson Pharmaceuticals Inc.*	328,853
187,521	Wyeth	8,327,808

	Total Pharmaceuticals	103,301,183

	TOTAL HEALTH CARE	196,531,046

INDUSTRIALS — 11.6%
Aerospace & Defense — 2.4%
111,399	Boeing Co.	9,124,692
56,242	General Dynamics Corp.	3,681,601
16,930	Goodrich Corp.	682,110
115,002	Honeywell International Inc.	4,634,580
16,992	L-3 Communications Holdings Inc.	1,281,537
49,270	Lockheed Martin Corp.	3,534,630
47,894	Northrop Grumman Corp.	3,068,090
62,075	Raytheon Co.	2,766,683
23,837	Rockwell Collins Inc.	1,331,773

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      31

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Aerospace & Defense — 2.4% (continued)
140,958	United Technologies Corp.	$8,939,556

	Total Aerospace & Defense	39,045,252

Air Freight & Logistics — 1.1%
42,509	FedEx Corp.	4,967,602
8,328	Ryder System Inc.	486,605
151,117	United Parcel Service Inc., Class B Shares	12,441,462

	Total Air Freight & Logistics	17,895,669

Airlines — 0.1%
98,398	Southwest Airlines Co.	1,610,775

Building Products — 0.2%
24,459	American Standard Cos. Inc.	1,058,341
55,087	Masco Corp.	1,632,779

	Total Building Products	2,691,120

Commercial Services & Supplies — 0.7%
33,741	Allied Waste Industries Inc.*	383,298
15,293	Avery Dennison Corp.	887,911
139,355	Cendant Corp.	2,270,093
19,486	Cintas Corp.	774,763
18,003	Equifax Inc.	618,223
17,924	Monster Worldwide Inc.*	764,638
30,806	Pitney Bowes Inc.	1,272,288
30,266	R.R. Donnelley & Sons Co.	966,999
23,934	Robert Half International Inc.	1,005,228
75,947	Waste Management Inc.	2,724,978

	Total Commercial Services & Supplies	11,668,419

Construction & Engineering — 0.1%
12,198	Fluor Corp.	1,133,560

Electrical Equipment — 0.5%
23,545	American Power Conversion Corp.	458,892
12,767	Cooper Industries Ltd., Class A Shares	1,186,310
57,187	Emerson Electric Co.	4,792,843
24,731	Rockwell Automation Inc.	1,780,879

	Total Electrical Equipment	8,218,924

Industrial Conglomerates — 4.1%
105,039	3M Co.	8,484,000
1,448,023	General Electric Co.	47,726,838
18,125	Textron Inc.	1,670,763
283,684	Tyco International Ltd.	7,801,310

	Total Industrial Conglomerates	65,682,911

Machinery — 1.6%
93,249	Caterpillar Inc.	6,945,186

See Notes to Financial Statements.
32     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Machinery — 1.6% (continued)
6,451	Cummins Inc.	$788,635
32,870	Danaher Corp.	2,114,198
32,681	Deere & Co.	2,728,537
28,407	Dover Corp.	1,404,158
20,847	Eaton Corp.	1,571,864
57,701	Illinois Tool Works Inc.	2,740,797
45,840	Ingersoll-Rand Co., Ltd., Class A Shares	1,961,035
25,902	ITT Industries Inc.	1,282,149
8,565	Navistar International Corp.*	210,785
23,027	PACCAR Inc.	1,896,964
17,369	Pall Corp.	486,332
16,763	Parker Hannifin Corp.	1,300,809

	Total Machinery	25,431,449

Road & Rail — 0.8%
50,805	Burlington Northern Santa Fe Corp.	4,026,296
30,872	CSX Corp.	2,174,624
57,738	Norfolk Southern Corp.	3,072,816
37,471	Union Pacific Corp.	3,483,304

	Total Road & Rail	12,757,040

Trading Companies & Distributors — 0.0%
10,584	W. W. Grainger Inc.	796,234

	TOTAL INDUSTRIALS	186,931,353

INFORMATION TECHNOLOGY — 14.4%
Communications Equipment — 2.7%
16,422	ADC Telecommunications Inc.*	276,875
22,386	Andrew Corp.*	198,340
57,740	Avaya Inc.*	659,391
79,060	Ciena Corp.*	380,279
850,510	Cisco Systems Inc.*	16,610,460
27,626	Comverse Technology Inc.*	546,166
217,002	Corning Inc.*	5,249,278
229,046	JDS Uniphase Corp.*	579,486
78,822	Juniper Networks Inc.*	1,260,364
624,152	Lucent Technologies Inc.*	1,510,448
344,118	Motorola Inc.	6,933,978
233,258	QUALCOMM Inc.	9,346,648
62,430	Tellabs Inc.*	830,943

	Total Communications Equipment	44,382,656

Computers & Peripherals — 3.4%
118,495	Apple Computer Inc.*	6,768,434
316,486	Dell Inc.*	7,725,423
329,439	EMC Corp.*	3,613,946
37,341	Gateway Inc.*	70,948

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      33

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Computers & Peripherals — 3.4% (continued)
388,458	Hewlett-Packard Co.	$12,306,349
216,004	International Business Machines Corp.	16,593,427
14,604	Lexmark International Inc., Class A Shares*	815,341
25,542	NCR Corp.*	935,859
52,129	Network Appliance Inc.*	1,840,154
22,696	QLogic Corp.*	391,279
27,214	SanDisk Corp.*	1,387,370
487,310	Sun Microsystems Inc.*	2,022,337

	Total Computers & Peripherals	54,470,867

Electronic Equipment & Instruments — 0.3%
59,326	Agilent Technologies Inc.*	1,872,329
24,324	Jabil Circuit Inc.	622,694
19,312	Molex Inc.	648,304
70,995	Sanmina-SCI Corp.*	326,577
127,401	Solectron Corp.*	435,711
35,620	Symbol Technologies Inc.	384,340
11,407	Tektronix Inc.	335,594

	Total Electronic Equipment & Instruments	4,625,549

Internet Software & Services — 1.1%
28,714	Google Inc., Class A Shares*	12,040,641
34,076	VeriSign Inc.*	789,541
174,687	Yahoo! Inc.*	5,764,671

	Total Internet Software & Services	18,594,853

IT Services — 1.0%
16,434	Affiliated Computer Services Inc., Class A Shares*	848,159
80,302	Automatic Data Processing Inc.	3,641,696
26,211	Computer Sciences Corp.*	1,269,661
19,185	Convergys Corp.*	374,107
72,246	Electronic Data Systems Corp.	1,738,239
106,285	First Data Corp.	4,787,076
24,605	Fiserv Inc.*	1,116,083
46,723	Paychex Inc.	1,821,263
18,614	Sabre Holdings Corp., Class A Shares	409,508
47,701	Unisys Corp.*	299,562

	Total IT Services	16,305,354

Office Electronics — 0.1%
127,923	Xerox Corp.*	1,779,409

Semiconductors & Semiconductor Equipment — 2.7%
67,447	Advanced Micro Devices Inc.*	1,647,056
49,735	Altera Corp.*	872,849
49,858	Analog Devices Inc.	1,602,436
217,258	Applied Materials Inc.	3,536,960
63,817	Broadcom Corp., Class A Shares*	1,917,701

See Notes to Financial Statements.
34     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 2.7% (continued)
56,532	Freescale Semiconductor Inc., Class B Shares*	$1,662,041
809,523	Intel Corp.	15,340,461
27,737	KLA-Tencor Corp.	1,153,027
42,365	Linear Technology Corp.	1,418,804
54,560	LSI Logic Corp.*	488,312
44,679	Maxim Integrated Products Inc.	1,434,643
101,026	Micron Technology Inc.*	1,521,451
46,548	National Semiconductor Corp.	1,110,170
17,429	Novellus Systems Inc.*	430,496
49,113	NVIDIA Corp.*	1,045,616
28,019	PMC-Sierra Inc.*	263,378
27,189	Teradyne Inc.*	378,743
217,069	Texas Instruments Inc.	6,575,020
47,857	Xilinx Inc.	1,083,961

	Total Semiconductors & Semiconductor Equipment	43,483,125

Software — 3.1%
83,415	Adobe Systems Inc.*	2,532,479
32,281	Autodesk Inc.*	1,112,403
29,514	BMC Software Inc.*	705,385
63,307	CA Inc.	1,300,959
25,377	Citrix Systems Inc.*	1,018,633
51,966	Compuware Corp.*	348,172
42,661	Electronic Arts Inc.*	1,836,130
23,803	Intuit Inc.*	1,437,463
1,222,278	Microsoft Corp.	28,479,077
48,299	Novell Inc.*	320,222
542,563	Oracle Corp.*	7,861,738
15,373	Parametric Technology Corp.*	195,391
144,214	Symantec Corp.*	2,241,086

	Total Software	49,389,138

	TOTAL INFORMATION TECHNOLOGY	233,030,951

MATERIALS — 3.0%
Chemicals — 1.5%
31,022	Air Products & Chemicals Inc.	1,982,926
9,659	Ashland Inc.	644,256
134,171	Dow Chemical Co.	5,236,694
128,353	E.I. du Pont de Nemours & Co.	5,339,485
11,253	Eastman Chemical Co.	607,662
25,340	Ecolab Inc.	1,028,297
15,755	Hercules Inc.*	240,421
11,058	International Flavors & Fragrances Inc.	389,684
37,627	Monsanto Co.	3,167,817
22,924	PPG Industries Inc.	1,512,984
45,017	Praxair Inc.	2,430,918

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      35

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Chemicals — 1.5% (continued)
19,994	Rohm & Haas Co.	$1,002,099
9,315	Sigma-Aldrich Corp.	676,642

	Total Chemicals	24,259,885

Construction Materials — 0.1%
13,910	Vulcan Materials Co.	1,084,980

Containers & Packaging — 0.2%
14,584	Ball Corp.	540,191
14,566	Bemis Co. Inc.	446,011
19,923	Pactiv Corp.*	493,094
11,369	Sealed Air Corp.	592,098
15,153	Temple-Inland Inc.	649,609

	Total Containers & Packaging	2,721,003

Metals & Mining — 0.9%
120,888	Alcoa Inc.	3,911,936
12,153	Allegheny Technologies Inc.	841,474
26,257	Freeport-McMoRan Copper & Gold Inc., Class B Shares	1,454,901
62,542	Newmont Mining Corp.	3,310,348
43,412	Nucor Corp.	2,355,101
28,396	Phelps Dodge Corp.	2,333,015
17,418	United States Steel Corp.	1,221,350

	Total Metals & Mining	15,428,125

Paper & Forest Products — 0.3%
68,507	International Paper Co.	2,212,776
14,691	Louisiana-Pacific Corp.	321,733
25,029	MeadWestvaco Corp.	699,060
34,305	Weyerhaeuser Co.	2,135,486

	Total Paper & Forest Products	5,369,055

	TOTAL MATERIALS	48,863,048

TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 2.6%
541,800	AT&T Inc.	15,110,802
252,006	BellSouth Corp.	9,122,617
16,338	CenturyTel Inc.	606,957
45,371	Citizens Communications Co.	592,091
20,760	Embarq Corp.*	850,952
218,557	Qwest Communications International Inc.*	1,768,126
406,434	Verizon Communications Inc.	13,611,475

	Total Diversified Telecommunication Services	41,663,020

See Notes to Financial Statements.
36     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Wireless Telecommunication Services — 0.7%
54,211	ALLTEL Corp.	$3,460,288
415,044	Sprint Nextel Corp.	8,296,730

	Total Wireless Telecommunication Services	11,757,018

	TOTAL TELECOMMUNICATION SERVICES	53,420,038

UTILITIES — 3.4%
Electric Utilities — 1.8%
22,757	Allegheny Energy Inc.*	843,602
54,881	American Electric Power Co. Inc.	1,879,674
172,060	Duke Energy Corp.	5,053,402
45,393	Edison International	1,770,327
28,971	Entergy Corp.	2,049,698
93,137	Exelon Corp.	5,292,976
45,953	FirstEnergy Corp.	2,491,112
56,322	FPL Group Inc.	2,330,604
14,083	Pinnacle West Capital Corp.	562,053
53,418	PPL Corp.	1,725,402
35,244	Progress Energy Inc.	1,510,910
103,384	Southern Co.	3,313,457

	Total Electric Utilities	28,823,217

Gas Utilities — 0.0%
6,190	Nicor Inc.	256,885
5,429	Peoples Energy Corp.	194,955

	Total Gas Utilities	451,840

Independent Power Producers & Energy Traders — 0.5%
91,719	AES Corp.*	1,692,216
24,932	Constellation Energy Group Inc.	1,359,293
49,999	Dynegy Inc., Class A Shares*	273,494
64,425	TXU Corp.	3,851,971

	Total Independent Power Producers & Energy Traders	7,176,974

Multi-Utilities — 1.1%
28,609	Ameren Corp.	1,444,754
43,397	CenterPoint Energy Inc.	542,463
31,109	CMS Energy Corp.*	402,550
34,242	Consolidated Edison Inc.	1,521,714
48,359	Dominion Resources Inc.	3,616,770
24,767	DTE Energy Co.	1,009,008
24,376	KeySpan Corp.	984,790
38,194	NiSource Inc.	834,157
48,368	PG&E Corp.	1,899,895
35,035	Public Service Enterprise Group Inc.	2,316,514
36,197	Sempra Energy	1,646,240
29,157	TECO Energy Inc.	435,606

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      37

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Multi-Utilities — 1.1% (continued)
57,009	Xcel Energy Inc.	$1,093,433

	Total Multi-Utilities	17,747,894

	TOTAL UTILITIES	54,199,925

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,483,649,844)	1,601,310,720

Face
Amount

SHORT-TERM INVESTMENTS — 1.0%
U.S. Government Obligation — 0.1%
$1,475,000	U.S. Treasury Bills, 4.828% due 9/14/06 (b)(c) (Cost — $1,460,342)	1,457,215

Repurchase Agreement — 0.9%
15,592,000	Interest in $331,346,000 joint tri-party repurchase agreement dated 6/30/06 with Greenwich Capital Markets Inc., 5.200% due 7/3/06; Proceeds at maturity — $15,598,757; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.331% due 9/1/24 to 5/1/38; Market value — $15,903,884) (a) (Cost — $15,592,000)	15,592,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $17,052,342)	17,049,215

	TOTAL INVESTMENTS — 100.2% (Cost — $1,500,702,186#)	1,618,359,935
	Liabilities in Excess of Other Assets — (0.2)%	(3,653,588)

	TOTAL NET ASSETS — 100.0%	$1,614,706,347

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.
38     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)
LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO

Shares	Security	Value

COMMON STOCKS — 98.6%
CONSUMER DISCRETIONARY — 10.7%
Hotels, Restaurants & Leisure — 2.5%
4,580	McDonald’s Corp.	$153,888
1,540	Station Casinos Inc.	104,843

	Total Hotels, Restaurants & Leisure	258,731

Household Durables — 1.9%
2,890	Newell Rubbermaid Inc.	74,649
4,700	Toll Brothers Inc.*	120,179

	Total Household Durables	194,828

Media — 4.1%
3,300	EchoStar Communications Corp., Class A Shares*	101,673
8,800	News Corp., Class B Shares	177,584
7,830	Time Warner Inc.	135,459

	Total Media	414,716

Specialty Retail — 2.2%
2,790	Best Buy Co. Inc.	153,003
3,090	Staples Inc.	75,149

	Total Specialty Retail	228,152

	TOTAL CONSUMER DISCRETIONARY	1,096,427

CONSUMER STAPLES — 10.2%
Beverages — 2.1%
3,660	PepsiCo Inc.	219,747

Food & Staples Retailing — 2.8%
5,850	Wal-Mart Stores Inc.	281,795

Food Products — 3.0%
3,910	Kellogg Co.	189,361
3,420	McCormick & Co. Inc., Non Voting Shares	114,741

	Total Food Products	304,102

Household Products — 1.5%
2,750	Procter & Gamble Co.	152,900

Tobacco — 0.8%
1,080	Altria Group Inc.	79,304

	TOTAL CONSUMER STAPLES	1,037,848

ENERGY — 9.0%
Energy Equipment & Services — 1.1%
2,430	ENSCO International Inc.	111,829

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      39

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Oil, Gas & Consumable Fuels — 7.9%
1,710	ConocoPhillips	$112,056
4,420	Exxon Mobil Corp.	271,167
1,850	Nexen Inc.	104,599
1,260	Suncor Energy Inc.	102,073
3,360	Total SA, Sponsored ADR	220,147

	Total Oil, Gas & Consumable Fuels	810,042

	TOTAL ENERGY	921,871

FINANCIALS — 22.7%
Capital Markets — 4.0%
1,420	Goldman Sachs Group Inc.	213,610
2,810	Merrill Lynch & Co. Inc.	195,464

	Total Capital Markets	409,074

Commercial Banks — 2.8%
4,290	Wells Fargo & Co.	287,773

Consumer Finance — 3.2%
3,400	American Express Co.	180,948
1,710	Capital One Financial Corp.	146,120

	Total Consumer Finance	327,068

Diversified Financial Services — 4.5%
4,586	Bank of America Corp.	220,587
5,755	JPMorgan Chase & Co.	241,710

	Total Diversified Financial Services	462,297

Insurance — 3.6%
2,910	AFLAC Inc.	134,878
1	Berkshire Hathaway Inc., Class A Shares*	91,659
2,780	Chubb Corp.	138,722

	Total Insurance	365,259

Thrifts & Mortgage Finance — 4.6%
3,500	Freddie Mac	199,535
2,280	Golden West Financial Corp.	169,176
7,700	Hudson City Bancorp Inc.	102,641

	Total Thrifts & Mortgage Finance	471,352

	TOTAL FINANCIALS	2,322,823

HEALTH CARE — 8.5%
Biotechnology — 1.9%
2,968	Amgen Inc.*	193,603

Health Care Providers & Services — 2.1%
1,980	Coventry Health Care Inc.*	108,781
2,450	UnitedHealth Group Inc.	109,711

	Total Health Care Providers & Services	218,492

See Notes to Financial Statements.
40     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Pharmaceuticals — 4.5%
4,040	Sanofi-Aventis, ADR	$196,748
5,090	Teva Pharmaceutical Industries Ltd., Sponsored ADR	160,793
2,220	Wyeth	98,590

	Total Pharmaceuticals	456,131

	TOTAL HEALTH CARE	868,226

INDUSTRIALS — 12.3%
Aerospace & Defense — 4.2%
2,910	Boeing Co.	238,358
3,500	Orbital Sciences Corp.*	56,490
3,080	Raytheon Co.	137,276

	Total Aerospace & Defense	432,124

Building Products — 2.0%
6,800	Masco Corp.	201,552

Industrial Conglomerates — 4.8%
11,730	General Electric Co.	386,620
1,160	Textron Inc.	106,929

	Total Industrial Conglomerates	493,549

Machinery — 1.3%
1,650	Parker Hannifin Corp.	128,040

	TOTAL INDUSTRIALS	1,255,265

INFORMATION TECHNOLOGY — 13.9%
Communications Equipment — 4.2%
8,300	Cisco Systems Inc.*	162,099
2,120	Motorola Inc.	42,718
5,700	QUALCOMM Inc.	228,399

	Total Communications Equipment	433,216

Electronic Equipment & Instruments — 0.8%
3,700	Dolby Laboratories Inc., Class A Shares*	86,210

Internet Software & Services — 0.9%
2,630	Yahoo! Inc.*	86,790

IT Services — 1.2%
3,010	Paychex Inc.	117,330

Semiconductors & Semiconductor Equipment — 1.8%
5,340	ASML Holding NV, NY Registered Shares*	107,975
2,490	Texas Instruments Inc.	75,422

	Total Semiconductors & Semiconductor Equipment	183,397

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      41

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Software — 5.0%
2,990	Adobe Systems Inc.*	$90,776
1,850	Electronic Arts Inc.*	79,624
14,630	Microsoft Corp.	340,879

	Total Software	511,279

	TOTAL INFORMATION TECHNOLOGY	1,418,222

MATERIALS — 6.0%
Chemicals — 2.8%
3,730	E.I. du Pont de Nemours & Co.	155,168
3,080	Ecolab Inc.	124,986

	Total Chemicals	280,154

Metals & Mining — 3.2%
11,101	Barrick Gold Corp.	328,590

	TOTAL MATERIALS	608,744

TELECOMMUNICATION SERVICES — 3.2%
Wireless Telecommunication Services — 3.2%
1,620	ALLTEL Corp.	103,405
11,152	Sprint Nextel Corp.	222,928

	TOTAL TELECOMMUNICATION SERVICES	326,333

UTILITIES — 2.1%
Multi-Utilities — 2.1%
4,810	Sempra Energy	218,759

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $8,363,921)	10,074,518

Face
Amount

SHORT-TERM INVESTMENT — 1.3%
Repurchase Agreement — 1.3%
$136,000	Interest in $457,185,000 joint tri-party repurchase agreement dated 6/30/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.200% due 7/3/06; Proceeds at maturity — $136,059; (Fully collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value — $138,720) (Cost — $136,000)	136,000

	TOTAL INVESTMENTS — 99.9% (Cost — $8,499,921#)	10,210,518
	Other Assets in Excess of Liabilities — 0.1%	5,114

	TOTAL NET ASSETS — 100.0%	$10,215,632

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt
See Notes to Financial Statements.
42     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)
LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Shares	Security	Value

COMMON STOCKS — 91.8%
CONSUMER DISCRETIONARY — 16.9%
Media — 16.7%
71,320	Cablevision Systems Corp., New York Group, Class A Shares	$1,529,814
4,826	CBS Corp., Class B Shares	130,543
4,117	Comcast Corp., Class A Shares*	134,791
103,525	Comcast Corp., Special Class A Shares*	3,393,549
11,540	Discovery Holding Co., Class A Shares*	168,830
2,479	Liberty Global Inc., Series A Shares*	53,299
2,514	Liberty Global Inc., Series C Shares*	51,713
7,020	Liberty Media Holding Corp. — Capital Group, Series A Shares*	588,065
35,100	Liberty Media Holding Corp. — Interactive Group, Series A Shares*	605,826
34,750	Sirius Satellite Radio Inc.*	165,063
180,200	Time Warner Inc.	3,117,460
4,826	Viacom Inc., Class B Shares*	172,964
43,000	Walt Disney Co.	1,290,000
5,600	World Wrestling Entertainment Inc.	94,584

	Total Media	11,496,501

Specialty Retail — 0.2%
9,700	Charming Shoppes Inc.*	109,028
700	J Crew Group Inc.*	19,215

	Total Specialty Retail	128,243

	TOTAL CONSUMER DISCRETIONARY	11,624,744

ENERGY — 12.6%
Energy Equipment & Services — 8.1%
7,600	Core Laboratories NV*	463,904
31,650	Grant Prideco Inc.*	1,416,337
74,500	Weatherford International Ltd.*	3,696,690

	Total Energy Equipment & Services	5,576,931

Oil, Gas & Consumable Fuels — 4.5%
64,600	Anadarko Petroleum Corp.	3,080,774
255	Bill Barrett Corp.*	7,551

	Total Oil, Gas & Consumable Fuels	3,088,325

	TOTAL ENERGY	8,665,256

EXCHANGE TRADED FUND — 1.8%
31,600	Nasdaq-100 Index Tracking Stock	1,224,816

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      43

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

FINANCIALS — 10.1%
Capital Markets — 9.4%
6,000	Cohen & Steers Inc.	$141,600
49,100	Lehman Brothers Holdings Inc.	3,198,865
44,800	Merrill Lynch & Co. Inc.	3,116,288

	Total Capital Markets	6,456,753

Diversified Financial Services — 0.3%
4,500	CIT Group Inc.	235,305

Thrifts & Mortgage Finance — 0.4%
17,849	New York Community Bancorp Inc.	294,687

	TOTAL FINANCIALS	6,986,745

HEALTH CARE — 27.3%
Biotechnology — 16.4%
6,420	Alkermes Inc.*	121,466
44,900	Amgen Inc.*	2,928,827
67,350	Biogen Idec Inc.*	3,120,326
5,300	Genentech Inc.*	433,540
47,948	Genzyme Corp.*	2,927,225
28,428	ImClone Systems Inc.*	1,098,458
8,200	Isis Pharmaceuticals Inc.*	49,610
866	Micromet Inc.*	3,706
33,546	Millennium Pharmaceuticals Inc.*	334,454
4,800	Nabi Biopharmaceuticals*	27,552
4,860	Nanogen Inc.*	9,234
6,410	Vertex Pharmaceuticals Inc.*	235,311
1,265	ViaCell Inc.*	5,756

	Total Biotechnology	11,295,465

Health Care Equipment & Supplies — 0.2%
3,400	Biosite Inc.*	155,244

Health Care Providers & Services — 3.7%
57,520	UnitedHealth Group Inc.	2,575,746

Pharmaceuticals — 7.0%
5,600	BioMimetic Therapeutics Inc.*	37,128
78,080	Forest Laboratories Inc.*	3,020,915
13,100	Johnson & Johnson	784,952
24,900	King Pharmaceuticals Inc.*	423,300
3,500	Pfizer Inc.	82,145
6,442	Teva Pharmaceutical Industries Ltd., Sponsored ADR	203,503
14,000	Valeant Pharmaceuticals International	236,880

	Total Pharmaceuticals	4,788,823

	TOTAL HEALTH CARE	18,815,278

See Notes to Financial Statements.
44     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

INDUSTRIALS — 8.7%
Aerospace & Defense — 3.3%
30,100	L-3 Communications Holdings Inc.	$2,270,142

Industrial Conglomerates — 4.1%
103,634	Tyco International Ltd.	2,849,935

Machinery — 1.3%
31,500	Pall Corp.	882,000

	TOTAL INDUSTRIALS	6,002,077

INFORMATION TECHNOLOGY — 14.3%
Communications Equipment — 2.7%
14,700	C-COR Inc.*	113,484
66,600	Motorola Inc.	1,341,990
18,900	Nokia Oyj, Sponsored ADR	382,914

	Total Communications Equipment	1,838,388

Computers & Peripherals — 2.5%
3,500	LaserCard Corp.*	45,815
31,500	Quantum Corp.*	82,530
23,100	SanDisk Corp.*	1,177,638
17,819	Seagate Technology*	403,422

	Total Computers & Peripherals	1,709,405

Electronic Equipment & Instruments — 0.2%
5,750	Excel Technology Inc.*	172,040

Semiconductors & Semiconductor Equipment — 7.7%
42,750	Broadcom Corp., Class A Shares*	1,284,638
6,500	Cirrus Logic Inc.*	52,910
8,400	Cree Inc.*	199,584
6,700	DSP Group Inc.*	166,495
4,173	Freescale Semiconductor Inc., Class B Shares*	122,686
26,725	Intel Corp.	506,439
167,555	Micron Technology Inc.*	2,523,378
17,700	RF Micro Devices Inc.*	105,669
5,400	Standard Microsystems Corp.*	117,882
17,600	Teradyne Inc.*	245,168

	Total Semiconductors & Semiconductor Equipment	5,324,849

Software — 1.2%
5,800	Advent Software Inc.*	209,206
11,300	Autodesk Inc.*	389,398
3,800	Microsoft Corp.	88,540
2	Move Inc.*	8
4,300	RSA Security Inc.*	116,917

	Total Software	804,069

	TOTAL INFORMATION TECHNOLOGY	9,848,751

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      45

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

TELECOMMUNICATION SERVICES — 0.1%
Diversified Telecommunication Services — 0.1%
2,416	AT&T Inc.	$67,382

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $55,393,421)	63,235,049

Face
Amount

SHORT-TERM INVESTMENT — 6.4%
REPURCHASE AGREEMENT — 6.4%
$4,412,000	Interest in $275,425,000 joint tri-party repurchase agreement dated 6/30/06 with Banc of America Securities LLC, 5.200% due 7/3/06; Proceeds at maturity — $4,413,912; (Fully collateralized by various U.S. government agency obligations & Treasury Note, 0.000% to 6.000% due 12/27/06 to 5/15/11; Market value — $4,500,251) (Cost — $4,412,000)	4,412,000

	TOTAL INVESTMENTS — 98.2% (Cost — $59,805,421#)	67,647,049
	Other Assets in Excess of Liabilities — 1.8%	1,248,467

	TOTAL NET ASSETS — 100.0%	$68,895,516

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt
See Notes to Financial Statements.
46     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      47

Statements of Assets and Liabilities (June 30, 2006) (unaudited)

	Legg Mason
	Partners		Legg Mason	Legg Mason
	Variable	Legg Mason	Partners	Partners
	Diversified	Partners	Variable	Variable
	Strategic	Variable	Growth and	Aggressive
	Income	Equity Index	Income	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments, at cost	$102,956,228	$1,485,110,186	$8,363,921	$55,393,421
Repurchase agreements, at cost	11,194,000	15,592,000	136,000	4,412,000

Investments, at value	$100,749,780	$1,602,767,935	$10,074,518	$63,235,049
Repurchase agreements, at value	11,194,000	15,592,000	136,000	4,412,000
Cash	983	604	99	677
Receivable for securities sold	2,364,337	195,123	23,220	21
Dividends and interest receivable	752,663	1,826,493	12,081	18,099
Receivable from broker — variation margin on open futures contracts	22,750	—	—	—
Deposits with brokers for open futures contracts	14,620	—	—	—
Receivable for Fund shares sold	—	98,880	—	1,334,360
Prepaid expenses	14,966	7,670	40	—

Total Assets	115,114,099	1,620,488,705	10,245,958	69,000,206

LIABILITIES:
Payable for securities purchased	35,309,088	108,174	—	14,000
Payable for Fund shares repurchased	156,261	4,845,510	8,301	24,681
Investment management fee payable	42,948	330,799	5,467	40,504
Deferred dollar roll income	11,226	—	—	—
Options written, at value (premium received $7,668)	7,590	—	—	—
Deferred compensation payable	2,081	3,241	1,638	1,436
Trustees’ fees payable	609	3,843	610	45
Payable to broker — variation margin on open futures contracts	—	45,743	—	—
Distribution fees payable	—	22,936	—	3,237
Administration fee payable	—	79,392	—	—
Accrued expenses	30,370	342,720	14,310	20,787

Total Liabilities	35,560,173	5,782,358	30,326	104,690

Total Net Assets	$79,553,926	$1,614,706,347	$10,215,632	$68,895,516

NET ASSETS:
Par value (Note 6)	$8,880	$51,837	$1,996	$2,931
Paid-in capital in excess of par value	87,538,690	1,484,604,182	8,679,958	61,446,636
Undistributed net investment income	2,211,074	13,125,856	20,060	—
Accumulated net investment loss	—	—	—	(77,663)
Accumulated net realized loss on investments, futures contracts, options written and foreign currency transactions	(7,953,879)	(1,095,484)	(196,979)	(318,016)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written and foreign currencies	(2,250,839)	118,019,956	1,710,597	7,841,628

Total Net Assets	$79,553,926	$1,614,706,347	$10,215,632	$68,895,516

Shares Outstanding:
Class I shares	8,880,016	44,586,113	1,996,415	1,430,190

Class II shares	—	7,251,310	—	1,500,958

Net Asset Value:
Class I shares	$8.96	$31.15	$5.12	$23.65

Class II shares	—	$31.14	—	$23.37

See Notes to Financial Statements.
48     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Statements of Operations (For the six months ended June 30, 2006) (unaudited)

	Legg Mason		Legg
	Partners		Mason	Legg Mason
	Variable	Legg Mason	Partners	Partners
	Diversified	Partners	Variable	Variable
	Strategic	Variable	Growth and	Aggressive
	Income	Equity Index	Income	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends	$1,756	$15,734,910	$81,072	$152,071
Interest	2,513,341	445,737	3,700	87,848
Less: Foreign taxes withheld	—	—	(1,437)	(1,443)

Total Investment Income	2,515,097	16,180,647	83,335	238,476

EXPENSES:
Investment management fee (Note 2)	273,348	2,092,506	34,925	246,948
Audit and tax	9,528	12,674	7,001	7,602
Custody fees	7,578	19,987	2,347	1,354
Legal fees	7,421	6,266	8,106	8,901
Shareholder reports (Note 4)	3,183	39,200	7,166	9,510
Trustees’ fees (Note 2)	1,422	16,526	914	735
Insurance	1,129	15,863	119	543
Transfer agent fees (Note 4)	31	100	35	78
Distribution fees (Note 4)	—	290,546	—	38,891
Administration fees	—	502,201	—	—
Miscellaneous expenses	1,135	96,103	616	954

Total Expenses	304,775	3,091,972	61,229	315,516
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(3,525)	(40,279)	(246)	(1,358)

Net Expenses	301,250	3,051,693	60,983	314,158

Net Investment Income (Loss)	2,213,847	13,128,954	22,352	(75,682)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(718,917)	15,171,257	513,543	263,343
Futures contracts	(81,759)	(1,133,136)	—	—
Options written	10,063	—	—	—
Foreign currency transactions	(3,791)	—	(6)	—

Net Realized Gain (Loss)	(794,404)	14,038,121	513,537	263,343

Change in Net Unrealized Appreciation/ Depreciation From:
Investments	(1,868,607)	16,093,991	(441,541)	474,839
Futures contracts	(62,319)	362,207	—	—
Options written	78	—	—	—
Foreign currencies	4,693	—	—	—

Change in Net Unrealized Appreciation/ Depreciation	(1,926,155)	16,456,198	(441,541)	474,839

Increase From Payment by Affiliate (Note 2)	—	—	7,657	—

Net Gain (Loss) on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	(2,720,559)	30,494,319	79,653	738,182

Increase (Decrease) in Net Assets From Operations	$(506,712)	$43,623,273	$102,005	$662,500

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      49

Statements of Changes in Net Assets

For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005

Legg Mason Partners Variable
Diversified Strategic Income Portfolio	2006	2005

OPERATIONS:
Net investment income	$2,213,847	$4,630,520
Net realized gain (loss)	(794,404)	1,922,397
Change in net unrealized appreciation/depreciation	(1,926,155)	(4,089,216)

Increase (Decrease) in Net Assets From Operations	(506,712)	2,463,701

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	—	(5,001,106)

Decrease in Net Assets From Distributions to Shareholders	—	(5,001,106)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	281,879	5,234,458
Reinvestment of distributions	—	5,001,106
Cost of shares repurchased	(9,742,754)	(18,480,976)

Decrease in Net Assets From Fund Share Transactions	(9,460,875)	(8,245,412)

Decrease in Net Assets	(9,967,587)	(10,782,817)
NET ASSETS:
Beginning of period	89,521,513	100,304,330

End of period*	$79,553,926	$89,521,513

* Includes undistributed (overdistributed) net investment income of:	$2,211,074	$(2,773)

See Notes to Financial Statements.
50     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005

Legg Mason Partners Variable Equity Index Portfolio	2006	2005

OPERATIONS:
Net investment income	$13,128,954	$24,366,477
Net realized gain	14,038,121	17,202,892
Change in net unrealized appreciation/depreciation	16,456,198	31,886,377

Increase in Net Assets From Operations	43,623,273	73,455,746

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(117,713)	(24,301,557)

Decrease in Net Assets From Distributions to Shareholders	(117,713)	(24,301,557)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	45,842,330	79,504,116
Reinvestment of distributions	117,713	24,301,557
Cost of shares repurchased	(153,076,801)	(126,400,333)

Decrease in Net Assets From Fund Share Transactions	(107,116,758)	(22,594,660)

Increase (Decrease) in Net Assets	(63,611,198)	26,559,529
NET ASSETS:
Beginning of period	1,678,317,545	1,651,758,016

End of period*	$1,614,706,347	$1,678,317,545

* Includes undistributed net investment income of:	$13,125,856	$114,615

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      51

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

Legg Mason Partners Variable Growth and Income Portfolio	2006	2005

OPERATIONS:
Net investment income	$22,352	$38,849
Net realized gain	513,537	371,237
Change in net unrealized appreciation/depreciation	(441,541)	(22,620)
Increase from payment by affiliate	7,657	—

Increase in Net Assets From Operations	102,005	387,466

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	—	(40,002)

Decrease in Net Assets From Distributions to Shareholders	—	(40,002)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	466,436	966,534
Reinvestment of distributions	—	40,002
Cost of shares repurchased	(1,448,990)	(2,016,392)

Decrease in Net Assets From Fund Share Transactions	(982,554)	(1,009,856)

Decrease in Net Assets	(880,549)	(662,392)
NET ASSETS:
Beginning of period	11,096,181	11,758,573

End of period*	$10,215,632	$11,096,181

* Includes undistributed (overdistributed) net investment income of:	$20,060	$(2,292)

See Notes to Financial Statements.
52     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005

Legg Mason Partners Variable Aggressive Growth Portfolio	2006	2005

OPERATIONS:
Net investment loss	$(75,682)	$(190,759)
Net realized gain	263,343	18,120
Change in net unrealized appreciation/depreciation	474,839	5,564,067

Increase in Net Assets From Operations	662,500	5,391,428

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	11,082,018	17,389,739
Cost of shares repurchased	(4,153,270)	(3,934,857)

Increase in Net Assets From Fund Share Transactions	6,928,748	13,454,882

Increase in Net Assets	7,591,248	18,846,310
NET ASSETS:
Beginning of period	61,304,268	42,457,958

End of period*	$68,895,516	$61,304,268

* Includes accumulated net investment loss of:	$(77,663)	$(1,981)

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      53

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended
December 31, unless otherwise noted:

Legg Mason
Partners Variable	Class I Shares(1)
Diversified Strategic
Income Portfolio	2006(2)		2005		2004		2003		2002	2001

Net Asset Value, Beginning of Period	$9.01		$9.30		$9.15		$8.69		$9.13	$9.70

Income (Loss) From Operations:
Net investment income	0.24		0.46		0.48		0.52		0.53	0.65
Net realized and unrealized gain (loss)	(0.29)		(0.22)		0.14		0.50		(0.11)	(0.36)

Total Income (Loss) From Operations	(0.05)		0.24		0.62		1.02		0.42	0.29

Less Distributions From:
Net investment income	—		(0.53)		(0.47)		(0.56)		(0.86)	(0.86)

Total Distributions	—		(0.53)		(0.47)		(0.56)		(0.86)	(0.86)

Net Asset Value, End of Period	$8.96		$9.01		$9.30		$9.15		$8.69	$9.13

Total Return(3)	(0.55)%		2.56%		6.74%		11.73%		4.84%	3.17%

Net Assets, End of Period (000s)	$79,554		$89,522		$100,304		$94,572		$78,009	$79,399

Ratios to Average Net Assets:
Gross expenses	0.72	%(4)	0.77%		0.76%		0.76%		0.87%	0.76%
Net expenses	0.72	(4)(5)	0.77		0.76	(5)	0.76		0.87	0.76
Net investment income	5.26	(4)	4.86		5.15		5.73		5.82	6.86

Portfolio Turnover Rate	113	%(6)	83	%(6)	57	%(6)	54	%(6)	149%	118%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2006 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Reflects fee waivers and/or expense reimbursements.

(6)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 358%, 538%, 382% and 256%, respectively.
See Notes to Financial Statements.
54     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended
December 31, unless otherwise noted:

Legg Mason	Class I Shares(1)
Partners Variable
Equity Index Portfolio	2006(2)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$30.38		$29.50	$27.11	$21.41	$28.21	$32.40

Income (Loss) From Operations:
Net investment income	0.25		0.45	0.47	0.34	0.32	0.34
Net realized and unrealized gain (loss)	0.52		0.89	2.38	5.68	(6.57)	(4.26)

Total Income (Loss) From Operations	0.77		1.34	2.85	6.02	(6.25)	(3.92)

Less Distributions From:
Net investment income	(0.00	)(3)	(0.46)	(0.46)	(0.32)	(0.55)	(0.27)

Total Distributions	(0.00	)(3)	(0.46)	(0.46)	(0.32)	(0.55)	(0.27)

Net Asset Value, End of Period	$31.15		$30.38	$29.50	$27.11	$21.41	$28.21

Total Return(4)	2.54%		4.52%	10.52%	28.11%	(22.17)%	(12.12)%

Net Assets, End of Period (millions)	$1,389		$1,444	$1,425	$1,218	$831	$897

Ratios to Average Net Assets:
Gross expenses	0.33	%(5)	0.34%	0.34%	0.34%	0.31%	0.23%
Net expenses	0.33	(5)(6)	0.34	0.34 (6)	0.34	0.31	0.23
Net investment income	1.60	(5)	1.51	1.69	1.44	1.32	1.17

Portfolio Turnover Rate	4%		7%	1%	0%	2%	2%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2006 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      55

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended
December 31, unless otherwise noted:

Legg Mason	Class II Shares(1)
Partners Variable
Equity Index Portfolio	2006(2)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$30.40		$29.52	$27.13	$21.43	$28.17	$32.36

Income (Loss) From Operations:
Net investment income	0.21		0.37	0.42	0.28	0.24	0.27
Net realized and unrealized gain (loss)	0.53		0.89	2.36	5.66	(6.54)	(4.26)

Total Income (Loss) From Operations	0.74		1.26	2.78	5.94	(6.30)	(3.99)

Less Distributions From:
Net investment income	(0.00	)(3)	(0.38)	(0.39)	(0.24)	(0.44)	(0.20)

Total Distributions	(0.00	)(3)	(0.38)	(0.39)	(0.24)	(0.44)	(0.20)

Net Asset Value, End of Period	$31.14		$30.40	$29.52	$27.13	$21.43	$28.17

Total Return(4)	2.44%		4.25%	10.24%	27.74%	(22.37)%	(12.36)%

Net Assets, End of Period (millions)	$226		$234	$227	$132	$86	$97

Ratios to Average Net Assets:
Gross expenses	0.59	%(5)	0.60%	0.59%	0.60%	0.56%	0.49%
Net expenses	0.58	(5)(6)	0.60	0.59 (6)	0.60	0.56	0.49
Net investment income	1.35	(5)	1.26	1.50	1.18	0.97	0.91

Portfolio Turnover Rate	4%		7%	1%	0%	2%	2%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2006 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
56     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended
December 31, unless otherwise noted:

Legg Mason
	Class I Shares
Partners Variable
Growth and Income Portfolio	2006(1)(2)		2005(1)	2004(1)	2003(1)	2002	2001

Net Asset Value, Beginning of Period	$5.07		$4.91	$4.57	$3.52	$4.90	$7.92

Income (Loss) From Operations:
Net investment income	0.01		0.02	0.04	0.01	0.00 (3)	0.03
Net realized and unrealized gain (loss)	0.04		0.16	0.34	1.05	(1.14)	(1.04)

Total Income (Loss) From Operations	0.05		0.18	0.38	1.06	(1.14)	(1.01)

Less Distributions From:
Net investment income	—		(0.02)	(0.04)	(0.01)	(0.02)	(0.12)
Net realized gains	—		—	—	—	(0.22)	(1.89)

Total Distributions	—		(0.02)	(0.04)	(0.01)	(0.24)	(2.01)

Net Asset Value, End of Period	$5.12		$5.07	$4.91	$4.57	$3.52	$4.90

Total Return(4)	0.99%		3.63%	8.38%	30.16%	(23.35)%	(13.14)%

Net Assets, End of Period (000s)	$10,216		$11,096	$11,759	$9,870	$6,777	$11,087

Ratios to Average Net Assets:
Gross expenses	1.14	%(5)	1.17%	1.09%	1.27%	1.36%	0.94%
Net expenses	1.13	(5)(6)	1.17	1.07 (6)	1.27	1.36	0.94
Net investment income	0.42	(5)	0.35	0.95	0.36	0.04	0.31

Portfolio Turnover Rate	21%		54%	83%	63%	46%	81%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2006 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      57

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended
December 31, unless otherwise noted:

Legg Mason
Partners Variable	Class I Shares(1)
Aggressive Growth
Portfolio	2006(2)		2005	2004	2003	2002	2001(3)

Net Asset Value, Beginning of Period	$23.33		$21.23	$19.46	$13.89	$25.98	$178.99

Income (Loss) From Operations:
Net investment loss	(0.01)		(0.06)	(0.09)	(0.19)	(0.25)	(0.50)
Net realized and unrealized gain (loss)	0.33		2.16	1.86	5.76	(8.18)	(9.85)

Total Income (Loss) From Operations	0.32		2.10	1.77	5.57	(8.43)	(10.35)

Less Distributions From:
Net realized gains	—		—	—	—	(3.66)	(142.66)

Total Distributions	—		—	—	—	(3.66)	(142.66)

Net Asset Value, End of Period	$23.65		$23.33	$21.23	$19.46	$13.89	$25.98

Total Return(4)	1.37%		9.89%	9.10%	40.10%	(32.65)%	(5.32)%

Net Assets, End of Period (000s)	$33,824		$33,220	$21,706	$11,684	$5,975	$12,745

Ratios to Average Net Assets:
Gross expenses	0.84	%(5)	0.93%	1.04%	1.56%	1.56%	1.18%
Net expenses	0.83	(5)(6)	0.93	1.04 (6)	1.56	1.56	1.18
Net investment loss	(0.11	)(5)	(0.26)	(0.47)	(1.16)	(1.25)	(0.97)

Portfolio Turnover Rate	4%		0%	4%	3%	4%	0%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2006 (unaudited).

(3)	Per share amounts have been restated to reflect a 1 for 7 reverse stock split which was effective on September 7, 2001.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
58     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended
December 31, unless otherwise noted:

Legg Mason
Partners Variable	Class II Shares(1)
Aggressive Growth
Portfolio	2006(2)		2005	2004	2003(3)

Net Asset Value, Beginning of Period	$23.08		$21.05	$19.35	$15.64

Income (Loss) From Operations:
Net investment loss	(0.04)		(0.11)	(0.14)	(0.13)
Net realized and unrealized gain	0.33		2.14	1.84	3.84

Total Income From Operations	0.29		2.03	1.70	3.71

Net Asset Value, End of Period	$23.37		$23.08	$21.05	$19.35

Total Return(4)	1.26%		9.64%	8.79%	23.72%

Net Assets, End of Period (000s)	$35,072		$28,084	$20,752	$5,419

Ratios to Average Net Assets:
Gross expenses	1.09	%(5)	1.18%	1.28%	1.64	%(5)
Net expenses	1.09	(5)(6)	1.18	1.28 (6)	1.64	(5)
Net investment loss	(0.36	)(5)	(0.51)	(0.70)	(1.25	)(5)

Portfolio Turnover Rate	4%		0%	4%	3%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2006 (unaudited).

(3)	For the period May 12, 2003 (inception date) to December 31, 2003.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      59

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Variable Diversified Strategic Income Portfolio (“Diversified Strategic Income Portfolio”), Legg Mason Partners Variable Equity Index Portfolio (“Equity Index Portfolio”), Legg Mason Partners Variable Growth and Income Portfolio (“Growth and Income Portfolio”) and Legg Mason Partners Variable Aggressive Growth Portfolio (“Aggressive Growth Portfolio”) (formerly known as Diversified Strategic Income Portfolio, Equity Index Portfolio, Salomon Brothers Variable Growth & Income Fund and Salomon Brothers Variable Aggressive Growth Fund, respectively) (the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios II (formerly known as Greenwich Street Series Fund) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
   The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
   (c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received
60     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.
   The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
   (d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.
   A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
   (e) Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
   Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      61

Notes to Financial Statements (unaudited) (continued)
   (f) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
   (g) Mortgage Dollar Rolls. The Diversified Strategic Income Portfolio enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.
   The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
   (h) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
   (i) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
62     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   (j) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
   The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
   Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
   (k) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the true tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.
   (l) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (m) Class Accounting. Investment income, common expenses and realized/ unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
   (n) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its income and net realized gains on investments, if any, to shareholders
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      63

Notes to Financial Statements (unaudited) (continued)
each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
   (o) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. During the current period, Equity Index Portfolio’s Accumulated Realized Gain and Cost of Investments have been increased by $41,990 as a result of return of capital distributions paid by REITs. These adjustments have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
For the period of this report, Salomon Brothers Asset Management Inc. (“SBAM”), Smith Barney Fund Management LLC (“SBFM”) and TIMCO Asset Management, Inc. (“TIMCO”) (collectively, the “Manager”), indirect wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”), acted as the investment managers of the Funds. Citigroup Asset Management Ltd. (“CAM Ltd.”), also a wholly-owned subsidiary of Legg Mason, was the sub adviser to Diversified Strategic Income Portfolio. Under the investment management agreements, the Funds paid the Manager a management fee for advisory and administrative services in accordance with the following breakpoint schedules:
Diversified Strategic Income Portfolio:

Management
Average Daily Net Assets	Fee Rate

First $1.0 billion	0.650%
Next $1.0 billion	0.625
Next $3.0 billion	0.600
Next $5.0 billion	0.575
Over $10.0 billion	0.550

Growth and Income Portfolio:

Management
Average Daily Net Assets	Fee Rate

First $1.0 billion	0.650%
Next $1.0 billion	0.600
Next $1.0 billion	0.550
Next $1.0 billion	0.500
Over $4.0 billion	0.450

64     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
Aggressive Growth Portfolio:

Management
Average Daily Net Assets	Fee Rate

First $1.0 billion	0.750%
Next $1.0 billion	0.725
Next $3.0 billion	0.700
Next $5.0 billion	0.675
Over $10.0 billion	0.650

   The Equity Index Portfolio pays TIMCO an advisory fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets and pays SBFM an administration fee calculated at an annual rate of 0.06% of the Fund’s average daily net assets. These fees are calculated daily and paid monthly.
   During the six months ended June 30, 2006, the Manager waived a portion of its fee in the amount of $1,988, $37,210, $246 and $1,358, for the Diversified Strategic Income Portfolio, Equity Index Portfolio, Growth and Income Portfolio and Aggressive Growth Portfolio, respectively. In addition, during the six months ended June 30, 2006 the Fund was reimbursed for expenses in the amount of $1,537 and $3,069, for the Diversified Strategic Income Portfolio and Equity Index Portfolio, respectively.
   During the six months ended June 30, 2006, the Manager reimbursed the Growth and Income Fund in the amount of $7,657 for losses incurred resulting from an investment transaction error.
   Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Funds.
   The Funds have adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statements of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Funds and any payments made pursuant to the Plan will be made from the Funds’ general assets. The Board of Trustees voted to discontinue offering the Plan to its members effective January 1, 2007. This change will have no effect on fees previously deferred.
   As of June 30, 2006, the Diversified Strategic Income Portfolio, Equity Index Portfolio, Growth and Income Portfolio and Aggressive Growth Portfolio have accrued $2,081, $3,241, $1,638 and $1,436 as deferred compensation, respectively.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      65

Notes to Financial Statements (unaudited) (continued)

3.	Investments
During the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) were as follows:

			U.S. Government &
	Investments		Agency Obligations

	Purchases	Sales	Purchases	Sales

Diversified Strategic Income Portfolio	$38,967,770	$12,894,129	$85,547,895	$96,191,466

Equity Index Portfolio	73,540,215	183,665,153	—	—

Growth and Income Portfolio	2,240,444	3,296,289	—	—

Aggressive Growth Portfolio	7,594,965	2,428,627	—	—

   At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
	Appreciation	Depreciation	Depreciation

Diversified Strategic Income Portfolio	$571,103	$(2,777,551)	$(2,206,448)

Equity Index Portfolio	321,784,229	(204,126,480)	117,657,749

Growth and Income Portfolio	1,946,691	(236,094)	1,710,597

Aggressive Growth Portfolio	11,792,006	(3,950,378)	7,841,628

   At June 30, 2006, the Funds had the following open futures contracts:

Diversified Strategic	Number of	Expiration	Basis	Market	Unrealized
Income Portfolio	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
U.S. Treasury 2 Year Notes	36	9/06	$7,323,883	$7,300,125	$(23,758)

U.S. Treasury 5 Year Notes	25	9/06	2,595,586	2,585,156	(10,430)

U.S. Treasury 10 Year Notes	27	9/06	2,845,564	2,831,203	(14,361)

					(48,549)

Contracts to Sell:
Euro Dollar	3	9/06	$712,010	$708,150	$3,860

U.S. Treasury Bond	1	9/06	106,979	106,656	323

					4,183

Net Unrealized Loss on Open Futures Contracts					$(44,366)

66     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Number of	Expiration	Basis	Market	Unrealized
Equity Index Portfolio	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P 500 Index	55	9/06	$17,229,543	$17,591,750	$362,207

During the six months ended June 30, 2006, the Diversified Strategic Income Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $237,861,119. For the six months ended June 30, 2006, the Fund recorded interest income of $175,633 related to such mortgage rolls. At June 30, 2006, the Fund had outstanding net contracts to repurchase mortgage-backed securities of $30,759,039 for scheduled settlements on July 13, 18, 20, and August 14 and 17, 2006.
   During the six months ended June 30, 2006, written option transactions for the Diversified Strategic Income Portfolio were as follows:

	Number of Contracts	Premiums

Options written, outstanding December 31, 2005	—	—
Options written	192	$55,646
Options closed	(160)	(47,978)
Options expired	—	—

Options written, outstanding June 30, 2006	32	$7,668

4.	Class Specific Expenses
Certain Funds have adopted a Rule 12b-1 distribution plan and under that plan the Equity Index Portfolio and Aggressive Growth Portfolio each pay a distribution fee with respect to
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      67

Notes to Financial Statements (unaudited) (continued)
its Class II shares calculated at the annual rate 0.25% of the average daily net assets attributable to Class II shares. Distribution fees are accrued daily and paid monthly.
   For the six months ended June 30, 2006, class specific expenses were as follows:

	Distribution	Transfer Agent	Shareholder
	Fees	Fees	Fees

Equity Index Portfolio
Class I	—	$45	$29,214
Class II	$290,546	55	9,986

Total	$290,546	$100	$39,200

Aggressive Growth Portfolio
Class I	—	$40	$4,900
Class II	$38,891	38	4,610

Total	$38,891	$78	$9,510

5.	Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	June 30, 2006	December 31, 2005

Diversified Strategic Income Portfolio
Net Investment Income	—	$5,001,106

Equity Index Portfolio
Class I	$103,676	$21,430,279
Class II	14,037	2,871,278

Total	$117,713	$24,301,557

Growth and Income Portfolio
Class I	—	$40,002

For the six months ended June 30, 2006 and the year ended December 31, 2005, the Aggressive Growth Portfolio did not make any distributions.

6.	Shares of Beneficial Interest
At June 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Equity Index Portfolio, Growth and Income Portfolio and Aggressive Growth Portfolio have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
   On August 30, 2002, the Aggressive Growth Portfolio and the Growth and Income Portfolio created a separate class of shares designated as Class II shares. Prior to that date, these Funds issued one class of shares, which, as of August 30, 2002, has been designated Class I shares. As of June 30, 2006, Growth and Income Portfolio had not issued any Class II shares.
68     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   Transactions in shares of each Fund were as follows:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005

	Shares	Amount	Shares	Amount

Diversified Strategic Income Portfolio
Shares sold	17,041,846	$281,879	559,692	$5,234,458
Shares issued on reinvestment	—	—	552,927	5,001,106
Shares repurchased	(18,092,900)	(9,742,754)	(1,970,148)	(18,480,976)

Net Decrease	(1,051,054)	$(9,460,875)	(857,529)	$(8,245,412)

Equity Index Portfolio — Class I
Shares sold	1,332,426	$41,923,625	1,783,407	$52,469,338
Shares issued on reinvestment	3,397	103,676	699,911	21,430,279
Shares repurchased	(4,298,868)	(135,331,999)	(3,243,069)	(96,663,549)

Net Decrease	(2,963,045)	$(93,304,698)	(759,751)	$(22,763,932)

Equity Index Portfolio — Class II
Shares sold	124,927	$3,918,705	917,995	$27,034,778
Shares issued on reinvestment	460	14,037	93,715	2,871,278
Shares repurchased	(564,738)	(17,744,802)	(1,001,831)	(29,736,784)

Net Increase (Decrease)	(439,351)	$(13,812,060)	9,879	$169,272

Growth and Income Portfolio — Class I
Shares sold	88,282	$466,436	199,677	$966,534
Shares issued on reinvestment	—	—	7,828	40,002
Shares repurchased	(278,517)	(1,448,990)	(414,168)	(2,016,392)

Net Decrease	(190,235)	$(982,554)	(206,663)	$(1,009,856)

Aggressive Growth Portfolio — Class I
Shares sold	97,249	$2,372,182	473,718	$10,157,123
Shares repurchased	(91,027)	(2,204,322)	(72,209)	(1,562,217)

Net Increase	6,222	$167,860	401,509	$8,594,906

Aggressive Growth Portfolio — Class II
Shares sold	366,197	$8,709,836	342,024	$7,232,616
Shares repurchased	(82,163)	(1,948,948)	(110,836)	(2,372,640)

Net Increase	284,034	$6,760,888	231,188	$4,859,976

Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      69

Notes to Financial Statements (unaudited) (continued)

7.	Capital Loss Carryforward
As of December 31, 2005, the Fund had the following net capital loss carryforwards remaining:

	Diversified
Year of	Strategic Income	Equity Index	Growth and	Aggressive
Expiration	Portfolio	Portfolio	Income Portfolio	Growth Portfolio

12/31/2008	$(449,197)	—	—	—
12/31/2009	(4,543,816)	—	—	—
12/31/2010	(2,118,955)	$(7,879,134)	—	$(577,590)
12/31/2011	—	—	$(625,649)	—

	$(7,111,968)	$(7,879,134)	$(625,649)	$(577,590)

   These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).
   The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.
   The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup
70     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      71

Notes to Financial Statements (unaudited) (continued)
* * *

   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and SBAM, which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to replead as a derivative claim.

10.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
72     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Funds.

11.	Subsequent Events
(The following applies to all Funds, except the Equity Index Portfolio)
The Funds’ Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”), as each Fund’s investment manager effective August 1, 2006. The Funds’ Board has also approved the appointment of Western Asset Management Co. (“Western Asset”), and Western Asset Management Co. Ltd. (“Western Asset Limited”), as the Diversified Strategic Income Portfolio’s subadvisers effective August 1, 2006. Additionally, the Funds’ Board has approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Growth and Income Portfolio’s and Aggressive Growth Portfolio’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA, Western Asset, Western Asset Limited, and CAM N.A. are wholly-owned subsidiaries of Legg Mason.
   LMPFA will provide administrative and certain oversight services to the Funds. LMPFA will delegate to the subadvisers the day-to-day portfolio management of the Funds, except for certain Funds, the management of cash and short-term instruments. The Funds’ investment management fee will remain unchanged. For its services, LMPFA will pay each subadviser 70% of the net management fee that it receives from the Fund, except Western Asset will pay Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited. For the Diversified Strategic Income Portfolio, as compensation for services performed by Western Asset Limited, Western Asset pays Western Asset Limited out of the subadvisory fee it receives.
   The Funds’ Board has also approved the reorganization of the Growth and Income Portfolio and the Aggressive Growth Portfolio (“the Acquired Funds”) pursuant to which the Funds’ assets would be acquired, and their liabilities assumed, by the Legg Mason Partners Variable Appreciation Portfolio and the Legg Mason Partners Variable Portfolios III — Legg Mason Partners Variable Aggressive Growth Portfolio (the “Acquiring Funds”), respectively, in exchange for shares of the Acquiring Funds. The Acquired Funds would then be liquidated, and shares of the Acquiring Funds would be distributed to shareholders of the Acquired Funds.
   Under the reorganization, the Acquired Funds shareholders would receive shares of the Acquiring Funds with the same aggregate net asset value as their shares of the Acquired Funds. It is anticipated that as a result of the reorganization, shareholders of the Acquired Funds would recognize no gain or loss for Federal income tax purposes. The reorganization is subject to the satisfaction of certain condition, including approval by the Acquired Funds’ shareholders.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      73

Notes to Financial Statements (unaudited) (continued)
   Proxy materials describing the reorganizations are expected to be sent to Acquired Fund shareholders later in 2006. If Acquiring Funds’ shareholders approve the reorganizations, they are expected to occur during 2007.
   (The following applies to all Funds)
   The Funds’ Board has also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, each Fund’s shareholders will be asked to elect a new Board, approve matters that will result in the Funds being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Funds as a Maryland business trust, with all funds operating under uniform charter documents. Each Fund’s shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.
   Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during 2007.

12.	Recent Accounting Pronouncement
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for these Funds will be January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds is currently evaluating the impact that FIN 48 will have on the financial statements.
74     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Board Approval of Management and
Subadvisory Agreements (unaudited)
At a meeting held in person on June 28, the Funds’ Board, including a majority of the Board Members who are not “interested persons” of the Funds or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Funds and the Manager. The Funds’ Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and each of CAM North America LLC, Western Asset Management Co. and Western Asset Management Co. Ltd., (each a “Subadviser”) (each a “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreements replaced the Funds’ prior management agreement with Salomon Brothers Asset Management Inc., Smith Barney Fund Management LLC and TIMCO Asset, Management, Inc., respectively manager and the prior subadvisory agreement with the Subadviser and were entered into in connection with an internal reorganization of the Manager’s and the prior manager’s and the Subadvisers’ parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreements, the Board, including the Independent Board Members, considered the factors discussed below, among other things.
   The Board noted that the Manager will provide administrative and certain oversight services to the Funds, and that the Manager will delegate to each of the Subadvisers the day-to-day portfolio management of the Funds. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Funds. The Board Members noted that the portfolio management team was expected to be the same as then managing the Funds.
   The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Funds by the Manager under the New Management Agreement and by the Subadvisers under the New Subadvisory Agreements. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadvisers took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadvisers and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadvisers and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreements were acceptable.
Legg Mason Partners Variable Portfolios II      75

Board Approval of Management and
Subadvisory Agreements (unaudited) (continued)
   The Board Members also received and considered performance information for the Funds as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Funds to the funds included in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing each Fund’s performance against, among other things, their benchmarks. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Fund, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreements.
   The Board Members reviewed and considered the management fees that would be payable by the Funds to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager. Additionally, the Board Members received and considered information comparing the Funds’ management fees and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadvisers. The Board Members noted that the Manager, and not the Funds, will pay the subadvisory fee to each Subadviser. The Board Members determined that the Funds’ management fees and the Funds’ subadvisory fees were reasonable in light of the nature, extent and quality of the services expected to be provided to the Funds under the New Management Agreement and the New Subadvisory Agreements.
   The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Funds, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.
   In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Funds’ prior management agreement and the prior subadvisory agreements, in addition to information
76     Legg Mason Partners Variable Portfolios II

Board Approval of Management and
Subadvisory Agreements (unaudited) (continued)
provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreements.
   The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreements were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of the New Management Agreement are substantially identical to those of the Funds’ previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement. They noted, in addition, that the terms and conditions of the New Subadvisory Agreements are likewise unchanged from those of the prior subadvisory agreements.
   In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreements. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreements. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present.
Legg Mason Partners Variable Portfolios II      77

(This page intentionally left blank.)

Legg Mason Partners Variable Portfolios II

TRUSTEES
Dwight B. Crane Burt N. Dorsett R. Jay Gerken, CFA Chairman Elliot S. Jaffe Stephen E. Kaufman Cornelius C. Rose, Jr.

INVESTMENT MANAGER
Legg Mason Partners
Fund Advisor, LLC
TIMCO Asset Management, Inc.

SUBADVISERS
CAM North America, LLC Western Asset Management Co. Western Asset Management Co. Ltd.

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC Inc. 4400 Computer Drive Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, New York 10154

This report is submitted for the general information of shareholders of the Legg Mason Partners Variable Portfolios II – Legg Mason Partners Variable Diversified Strategic Income, Legg Mason Partners Variable Equity Index, Legg Mason Partners Variable Growth and Income and Legg Mason Partners Variable Aggressive Growth Portfolios, and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason
Investors Services, LLC
Member NASD, SIPC

FD03434  8/06 SR06-98

Legg Mason Partners
Variable Portfolios II
Legg Mason Partners
  Variable Diversified
  Strategic Income Portfolio

Legg Mason Partners
  Variable Equity Index
  Portfolio

Legg Mason Partners
  Variable Growth and
  Income Portfolio

Legg Mason Partners
  Variable Aggressive
  Growth Portfolio

The Funds are separate investment funds of the Legg Mason Partners Variable Portfolios II, a Massachusetts business trust.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12 month period ended June 30th of each year, and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices.com and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Trust’s former Greenwich Street Series Fund, name.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Portfolios II

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Variable Portfolios II
Date: September 8, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Variable Portfolios II
Date: September 8, 2006

By:	/s/ Kaprel Ozsolak (Kaprel Ozsolak) Chief Financial Officer of Legg Mason Partners Variable Portfolios II
Date: September 8, 2006